UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23611

James Alpha Funds Trust

(Exact name of registrant as specified in charter)

515 Madison Avenue, 24th Floor, New York, NY	10022
(Address of principal executive offices)	(Zip code)

Emile R. Molineaux

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant’s telephone number, including area code:	888-814-8180

Date of fiscal year end:	8/31

Date of reporting period:	2/28/25

Item 1. Reports to Stockholders.

(a)
Easterly Global Real Estate Fund

Class A (JAREX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.52%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund
Without Load	-4.17%	8.61%	1.86%	3.98%
With Load	-9.69%	2.35%	0.66%	3.37%
MSCI World Index	4.50%	15.63%	13.91%	9.82%
FTSE EPRA Nareit Developed Index	-3.25%	10.03%	1.34%	2.20%

The Fund added the MSCI World Index as a broad-based index to comply with new requirements.

Load Information: 5.75% is the maximum sales charge on purchase of Class A Shares. Class A shares that are purchased at net asset value ("NAV") in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months of purchase.

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$265,819,628
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$1,059,506
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

United States
44.1%
United Kingdom
14.5%
Australia
11.5%
Japan
6.2%
Sweden
5.2%
Italy
4.8%
Germany
4.6%
Canada
2.6%
Cayman Islands
1.5%
Guernsey
1.2%
Other Countries
0.6%
Other Assets in Excess of Liabilities
3.2%

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Countries	0.6%
Guernsey	1.2%
Cayman Islands	1.5%
Canada	2.6%
Germany	4.6%
Italy	4.8%
Sweden	5.2%
Japan	6.2%
Australia	11.5%
United Kingdom	14.5%
United States	44.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catena A.B.	5.2%
Lamar Advertising Company, Class A	5.2%
Infrastrutture Wireless Italiane SpA	4.8%
Goodman Group	4.8%
UNITE Group PLC (The)	4.7%
Instone Real Estate Group S.E.	4.6%
American Homes 4 Rent, Class A	4.4%
Equity LifeStyle Properties, Inc.	4.3%
Americold Realty Trust, Inc.	4.2%
Independence Realty Trust, Inc.	3.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-JAREX

Easterly Global Real Estate Fund

Class C (JACRX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$110	2.27%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 months	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund
Without Load	-4.49%	7.84%	1.10%	3.22%
With Load	-5.43%	6.84%	1.10%	3.22%
MSCI World Index	4.50%	15.63%	13.91%	9.82%
FTSE EPRA Nareit Developed Index	-3.25%	10.03%	1.34%	2.20%

The Fund added the MSCI World Index as a broad-based index to comply with new requirements.

Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within 12-months after purchase. Class C Shares convert to Class A shares after 8 years from the last day of the month in which the shares were purchased.

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$265,819,628
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$1,059,506
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Countries	0.6%
Guernsey	1.2%
Cayman Islands	1.5%
Canada	2.6%
Germany	4.6%
Italy	4.8%
Sweden	5.2%
Japan	6.2%
Australia	11.5%
United Kingdom	14.5%
United States	44.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catena A.B.	5.2%
Lamar Advertising Company, Class A	5.2%
Infrastrutture Wireless Italiane SpA	4.8%
Goodman Group	4.8%
UNITE Group PLC (The)	4.7%
Instone Real Estate Group S.E.	4.6%
American Homes 4 Rent, Class A	4.4%
Equity LifeStyle Properties, Inc.	4.3%
Americold Realty Trust, Inc.	4.2%
Independence Realty Trust, Inc.	3.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-JACRX

Easterly Global Real Estate Fund

Class I (JARIX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$51	1.05%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	5 Years	10 Years
Easterly Global Real Estate Fund	-3.92%	9.16%	2.26%	4.43%
FTSE EPRA Nareit Developed Index	-3.25%	10.03%	1.34%	2.20%
MSCI World Index	4.50%	15.63%	13.91%	9.82%

The Fund added the MSCI World Index as a broad-based index to comply with new requirements.

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$265,819,628
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$1,059,506
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Countries	0.6%
Guernsey	1.2%
Cayman Islands	1.5%
Canada	2.6%
Germany	4.6%
Italy	4.8%
Sweden	5.2%
Japan	6.2%
Australia	11.5%
United Kingdom	14.5%
United States	44.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catena A.B.	5.2%
Lamar Advertising Company, Class A	5.2%
Infrastrutture Wireless Italiane SpA	4.8%
Goodman Group	4.8%
UNITE Group PLC (The)	4.7%
Instone Real Estate Group S.E.	4.6%
American Homes 4 Rent, Class A	4.4%
Equity LifeStyle Properties, Inc.	4.3%
Americold Realty Trust, Inc.	4.2%
Independence Realty Trust, Inc.	3.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-JARIX

Easterly Global Real Estate Fund

Class R6 (JARSX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Global Real Estate Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$46	0.95%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 17, 2017)
Easterly Global Real Estate Fund	-3.91%	9.22%	2.38%	4.13%
FTSE EPRA Nareit Developed Index	-3.25%	10.03%	1.34%	2.27%
MSCI World Index	4.50%	15.63%	13.91%	11.18%

The Fund added the MSCI World Index as a broad-based index to comply with new requirements.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month end performance visit funds.easterlyam.com/global-real-estate-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Global Real Estate Investments Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$265,819,628
Number of Portfolio Holdings	35
Advisory Fee (net of waivers)	$1,059,506
Portfolio Turnover	90%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	100.0%

What did the Fund invest in?

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	3.2%
Other Countries	0.6%
Guernsey	1.2%
Cayman Islands	1.5%
Canada	2.6%
Germany	4.6%
Italy	4.8%
Sweden	5.2%
Japan	6.2%
Australia	11.5%
United Kingdom	14.5%
United States	44.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Catena A.B.	5.2%
Lamar Advertising Company, Class A	5.2%
Infrastrutture Wireless Italiane SpA	4.8%
Goodman Group	4.8%
UNITE Group PLC (The)	4.7%
Instone Real Estate Group S.E.	4.6%
American Homes 4 Rent, Class A	4.4%
Equity LifeStyle Properties, Inc.	4.3%
Americold Realty Trust, Inc.	4.2%
Independence Realty Trust, Inc.	3.9%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-JARSX

Easterly Hedged Equity Fund

Class A (JDAEX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$80	1.58%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (July 31, 2015)
Easterly Hedged Equity Fund
Without Load	3.69%	13.70%	9.68%	6.70%
With Load	-2.29%	7.14%	8.39%	6.05%
S&P 500® Total Return Index	6.11%	18.41%	16.85%	13.49%

Load Information: 5.75% is the maximum sales charge on purchase of Class A Shares. Class A shares that are purchased at net asset value ("NAV") in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge ("CDSC") if they are redeemed within eighteen months of purchase.

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on March 19, 2021. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$204,642,869
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$933,635
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.6%
Purchased Options	4.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Equity
82.0%
Index Option
2.8%
Equity Option
-0.2%
Other Assets in Excess of Liabilities
15.4%

Value	Value
Other Assets in Excess of Liabilities	15.4%
Equity Option	-0.2%
Index Option	2.8%
Equity	82.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	82.0%
S&P 500 Index, 03/21/25 6010.0 Put	3.8%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.6%
SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025	0.2%
SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025	0.2%
SPDR S&P 500 ETF Trust, 03/07/25 620.0 Call	0.0%
SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025	0.0%
SPDR S&P 500 ETF Trust, 03/21/25 625.0 Call	0.0%
SPDR S&P 500 ETF Trust, 03/21/25 620.0 Call	0.0%
SPDR S&P 500 ETF Trust, 04/17/25 620.0 Call	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-JDAEX

Easterly Hedged Equity Fund

Class C (JDCEX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$118	2.33%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 months	1 Year	5 Years	Since Inception (July 31, 2015)
Easterly Hedged Equity Fund
Without Load	3.41%	12.94%	8.82%	5.89%
With Load	2.41%	11.94%	8.82%	5.89%
S&P 500® Index	6.11%	18.41%	16.85%	13.49%

Load Information: Class C charges a maximum contingent deferred sales charge of 1.00% if you redeem Class C shares within 12-months after purchase. Class C Shares convert to Class A shares after 8 years from the last day of the month in which the shares were purchased.

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class C shares of the Predecessor Portfolio. Class C shares of the Predecessor Portfolio were reorganized into Class C of the Fund, respectively, after the close of business on March 19, 2021. Class C shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class C shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$204,642,869
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$933,635
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.6%
Purchased Options	4.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.4%
Equity Option	-0.2%
Index Option	2.8%
Equity	82.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	82.0%
S&P 500 Index, 03/21/25 6010.0 Put	3.8%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.6%
SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025	0.2%
SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025	0.2%
SPDR S&P 500 ETF Trust, 03/07/25 620.0 Call	0.0%
SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025	0.0%
SPDR S&P 500 ETF Trust, 03/21/25 625.0 Call	0.0%
SPDR S&P 500 ETF Trust, 03/21/25 620.0 Call	0.0%
SPDR S&P 500 ETF Trust, 04/17/25 620.0 Call	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-JDCEX

Easterly Hedged Equity Fund

Class I (JDIEX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	1.33%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (July 31, 2015)
Easterly Hedged Equity Fund	3.79%	13.98%	9.90%	7.03%
S&P 500® Total Return Index	6.11%	18.41%	16.85%	13.49%

The Fund's past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class I shares of the Predecessor Portfolio. Class I shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on March 19, 2021. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class I shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$204,642,869
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$933,635
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.6%
Purchased Options	4.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.4%
Equity Option	-0.2%
Index Option	2.8%
Equity	82.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	82.0%
S&P 500 Index, 03/21/25 6010.0 Put	3.8%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.6%
SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025	0.2%
SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025	0.2%
SPDR S&P 500 ETF Trust, 03/07/25 620.0 Call	0.0%
SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025	0.0%
SPDR S&P 500 ETF Trust, 03/21/25 625.0 Call	0.0%
SPDR S&P 500 ETF Trust, 03/21/25 620.0 Call	0.0%
SPDR S&P 500 ETF Trust, 04/17/25 620.0 Call	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-JDIEX

Easterly Hedged Equity Fund

Class R6 (JDSEX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly Hedged Equity Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at (833) 999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	1.07%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (August 17, 2017)
Easterly Hedged Equity Fund	4.05%	14.38%	10.29%	8.95%
S&P 500® Total Return Index	6.11%	18.41%	16.85%	14.56%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month end performance visit funds.easterlyam.com/hedged-equity-fund/ or call 888-814-8180.

The Fund has adopted the performance of the James Alpha Managed Risk Domestic Equity Portfolio, a series of The Saratoga Advantage Trust (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on March 19, 2021 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to March 19, 2021 are those of the Class S shares of the Predecessor Portfolio. Class S shares of the Predecessor Portfolio were reorganized into Class R6 of the Fund, respectively, after the close of business on March 19, 2021. Class R6 shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class S shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$204,642,869
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$933,635
Portfolio Turnover	27%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	95.6%
Purchased Options	4.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	15.4%
Equity Option	-0.2%
Index Option	2.8%
Equity	82.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR S&P 500 ETF Trust	82.0%
S&P 500 Index, 03/21/25 6010.0 Put	3.8%
SPDR S&P 500 ETF Trust Total Return Swap, 9/8/2025	2.6%
SPDR S&P 500 ETF Trust Total Return Swap, 12/4/2025	0.2%
SPDR S&P 500 ETF Trust Total Return Swap, 6/20/2025	0.2%
SPDR S&P 500 ETF Trust, 03/07/25 620.0 Call	0.0%
SPDR S&P 500 ETF Trust Total Return Swap, 11/18/2025	0.0%
SPDR S&P 500 ETF Trust, 03/21/25 625.0 Call	0.0%
SPDR S&P 500 ETF Trust, 03/21/25 620.0 Call	0.0%
SPDR S&P 500 ETF Trust, 04/17/25 620.0 Call	0.0%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-JDSEX

Easterly ROCMuni High Income Municipal Bond Fund

Class A (RMJAX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$57	1.17%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 months	1 Year	Since Inception (February 16, 2022)
Easterly ROCMuni High Income Municipal Bond
Without Load	-2.17%	-0.39%	-1.64%
With Load	-4.39%	-2.63%	-2.37%
Bloomberg Municipal Bond Index	1.25%	2.96%	1.14%
Bloomberg High Yield Muni Bond Index	1.82%	8.12%	2.15%

Load Information: 2.00% is the maximum sales charge on purchase of A Shares. Purchases of $250,000 or greater may be assessed a 1.00% Contingent Deferred Sales Charge (CDSC) if held less than 18-months.

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Class A shares of the Predecessor Portfolio. Class A shares of the Predecessor Portfolio were reorganized into Class A of the Fund, respectively, after the close of business on October 4, 2024. Class A shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Class A shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$244,257,455
Number of Portfolio Holdings	137
Advisory Fee (net of waivers)	$777,609
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	2.4%
Corporate Bonds	6.2%
Municipal Bonds	91.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	3.4%
Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)	3.2%
Children's Trust Fund	3.0%
South Carolina Jobs-Economic Development Authority (Obligor: CR River Park)	2.7%
Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)	2.6%
Erie Tobacco Asset Securitization Corporation	2.5%
Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)	2.4%
Next Renewable Fuels	2.3%
Convivial 2022 III LLC	2.1%
Public Finance Authority (Obligor: Cedars Obligated Group)	2.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-RMJAX

Easterly ROCMuni High Income Municipal Bond Fund

Class I (RMHIX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.89%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	5 Years	Since Inception (September 15, 2017)
Easterly ROCMuni High Income Municipal Bond	-2.06%	-0.02%	-2.07%	1.42%
Bloomberg High Yield Muni Bond Index	1.82%	8.12%	2.15%	4.30%
Bloomberg Municipal Bond Index	1.25%	2.96%	0.67%	2.06%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on October 4, 2024. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$244,257,455
Number of Portfolio Holdings	137
Advisory Fee (net of waivers)	$777,609
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	2.4%
Corporate Bonds	6.2%
Municipal Bonds	91.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	3.4%
Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)	3.2%
Children's Trust Fund	3.0%
South Carolina Jobs-Economic Development Authority (Obligor: CR River Park)	2.7%
Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)	2.6%
Erie Tobacco Asset Securitization Corporation	2.5%
Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)	2.4%
Next Renewable Fuels	2.3%
Convivial 2022 III LLC	2.1%
Public Finance Authority (Obligor: Cedars Obligated Group)	2.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-RMHIX

Easterly ROCMuni High Income Municipal Bond Fund

Investor Class (RMHVX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly ROCMuni High Income Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$68	1.39%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	Since Inception (March 23, 2020)
Easterly ROCMuni High Income Municipal Bond	-2.30%	-0.66%	1.13%
Bloomberg High Yield Muni Bond Index	1.82%	8.12%	6.65%
Bloomberg Municipal Bond Index	1.25%	2.96%	2.95%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-high-income-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street High Income Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Investor Class shares of the Predecessor Portfolio. Investor Class shares of the Predecessor Portfolio were reorganized into the Investor Class of the Fund, respectively, after the close of business on October 4, 2024. Investor Class shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Investor Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$244,257,455
Number of Portfolio Holdings	137
Advisory Fee (net of waivers)	$777,609
Portfolio Turnover	8%

Asset Weighting (% of total investments)

Value	Value
Convertible Preferred Stocks	2.4%
Corporate Bonds	6.2%
Municipal Bonds	91.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)	3.4%
Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)	3.2%
Children's Trust Fund	3.0%
South Carolina Jobs-Economic Development Authority (Obligor: CR River Park)	2.7%
Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)	2.6%
Erie Tobacco Asset Securitization Corporation	2.5%
Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)	2.4%
Next Renewable Fuels	2.3%
Convivial 2022 III LLC	2.1%
Public Finance Authority (Obligor: Cedars Obligated Group)	2.2%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-RMHVX

Easterly ROCMuni Short Term Municipal Bond Fund

Class I (RMSIX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly ROCMuni Short Term Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$35	0.70%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 27, 2022)
Easterly ROCMuni Short Term Municipal Bond	1.75%	4.08%	3.51%
Bloomberg 3 Year Municipal Bond Index (2-4)	1.24%	3.31%	2.73%
Bloomberg Municipal Bond Index	1.25%	2.96%	3.17%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street Short Term Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Institutional Class shares of the Predecessor Portfolio. Institutional Class shares of the Predecessor Portfolio were reorganized into Class I of the Fund, respectively, after the close of business on October 4, 2024. Class I shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Institutional Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$70,829,429
Number of Portfolio Holdings	134
Advisory Fee (net of waivers)	$26,103
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Municipal Bonds	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch-Chesterfield Levee District	4.1%
Kansas Development Finance Authority	2.9%
Sweetwater Union High School District Public	2.9%
Skagit County Public Hospital District No 2	2.8%
South Regional Joint Development Authority (Obligor: VSU Auxiliary Services Real Estate-Centennial Lowndes & Patterson LLC)	2.3%
Bexar County Hospital District (Obligor: Bexar County Hospital District)	2.2%
Riverside Regional Jail Authority	2.2%
New York City Industrial Development Agency (Obligor: TrIPs Obligated Group)	1.8%
Port of Seattle (Obligor: Seatac Fuel LLC)	1.8%
Kerrville Health Facilities Development (Obligor: Sid Peterson Memorial Hospital Obligated Group)	1.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-RMSIX

Easterly ROCMuni Short Term Municipal Bond Fund

Investor Class (RMSVX)

Semi-Annual Shareholder Report - February 28, 2025

Fund Overview

This semi-annual shareholder report contains important information about Easterly ROCMuni Short Term Municipal Bond Fund for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at https://funds.easterlyam.com/resources/. You can also request this information by contacting us at 1-833-999-2636.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$48	0.95%Footnote Reference*

* Annualized

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 27, 2022)
Easterly ROCMuni Short Term Municipal Bond	1.87%	4.06%	3.25%
Bloomberg 3 Year Municipal Bond Index (2-4)	1.24%	3.31%	2.73%
Bloomberg Municipal Bond Index	1.25%	2.96%	3.17%

The Fund's past performance is not a good predictor of the Fund's future performance. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

For the most recent month-end performance, visit https://funds.easterlyam.com/rocmuni-short-term-municipal-bond-fund/ or call 888-814-8180.

The Fund has adopted the performance of the Principal Street Short Term Municipal Fund, a series of the Trust for Managed Portfolio Series (the “Predecessor Portfolio”) as the result of a reorganization of the Predecessor Portfolio into the Fund, which was consummated after the close of business on October 4, 2024 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The returns shown for periods ending on or prior to October 4, 2024 are those of the Investor Class shares of the Predecessor Portfolio. Investor Class shares of the Predecessor Portfolio were reorganized into the Investor Class of the Fund, respectively, after the close of business on October 4, 2024. Investor Class shares' returns of the Fund will be different from the returns of the Predecessor Portfolio's Investor Class shares as they have different expenses.

Performance information reflects the impact of fee waivers, expense caps and/or reimbursements in effect during the period shown. If terminated, future expenses may be higher which would impact the Fund’s performance.

Fund Statistics

Net Assets	$70,829,429
Number of Portfolio Holdings	134
Advisory Fee (net of waivers)	$26,103
Portfolio Turnover	40%

Asset Weighting (% of total investments)

Value	Value
Municipal Bonds	100.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Monarch-Chesterfield Levee District	4.1%
Kansas Development Finance Authority	2.9%
Sweetwater Union High School District Public	2.9%
Skagit County Public Hospital District No 2	2.8%
South Regional Joint Development Authority (Obligor: VSU Auxiliary Services Real Estate-Centennial Lowndes & Patterson LLC)	2.3%
Bexar County Hospital District (Obligor: Bexar County Hospital District)	2.2%
Riverside Regional Jail Authority	2.2%
New York City Industrial Development Agency (Obligor: TrIPs Obligated Group)	1.8%
Port of Seattle (Obligor: Seatac Fuel LLC)	1.8%
Kerrville Health Facilities Development (Obligor: Sid Peterson Memorial Hospital Obligated Group)	1.7%

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( https://funds.easterlyam.com/resources/ ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

To reduce expenses, the Fund will mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at (833) 999-2636 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

TSR-SAR 022825-RMSVX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

JAMES ALPHA FUNDS TRUST d/b/a EASTERLY FUNDS TRUST

SEMI-ANNUAL FINANCIAL

STATEMENTS AND ADDITIONAL

INFORMATION

FEBRUARY 28, 2025

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO

HAVE RECEIVED A COPY OF THE PROSPECTUS.

EASTERLY GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8%
	Australia — 11.5%
645,469	Goodman Group	$12,637,513
1,555,197	Lifestyle Communities Ltd.	7,772,030
1,208,696	NEXTDC Ltd.(a)	10,121,293
		30,530,836
	Canada — 2.6%
353,366	Killam Apartment Real Estate Investment Trust	3,986,818
260,921	Sienna Senior Living, Inc.	2,819,354
		6,806,172
	Cayman Islands — 1.5%
231,704	CK Asset Holdings Ltd.	1,009,100
1,933,878	ESR Group Ltd.(b)(c)	3,027,168
		4,036,268
	Germany — 4.6%
1,371,793	Instone Real Estate Group S.E.(b)(c)	12,247,383

	Guernsey — 1.2%
3,182,271	Sirius Real Estate Ltd.	3,151,279

	Italy — 4.8%
1,276,886	Infrastrutture Wireless Italiane SpA(b)(c)	12,785,436

	Japan — 6.2%
14,837	Japan Hotel REIT Investment Corporation	6,866,885
549,398	Mitsubishi Estate Company Ltd.	8,081,696
2,211	Mitsui Fudosan Logistics Park, Inc.	1,515,314
		16,463,895
	Singapore — 0.6%
999,236	Keppel DC REIT	1,535,520

	Sweden — 5.2%
333,949	Catena A.B.	13,820,209

	United Kingdom — 14.5%
495,954	British Land Company PLC (The)	2,256,972

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Shares		Fair Value
	COMMON STOCKS — 96.8% (Continued)
	United Kingdom — 14.5% (Continued)
3,355,557	Empiric Student Property PLC	$3,472,897
3,825,117	Grainger PLC	9,966,065
5,628,896	Tritax Big Box REIT PLC	10,447,149
1,181,930	UNITE Group PLC (The)	12,440,476
		38,583,559
	United States — 44.1%
401,213	Acadia Realty Trust	9,251,972
91,710	Agree Realty Corporation	6,768,198
308,562	American Healthcare REIT, Inc.	9,192,062
317,834	American Homes 4 Rent, Class A	11,763,036
33,952	American Tower Corporation	6,981,210
487,236	Americold Realty Trust, Inc.	11,172,321
77,454	Brixmor Property Group, Inc.	2,165,614
61,811	Digital Realty Trust, Inc.	9,662,296
387	Equinix, Inc.	350,088
166,673	Equity LifeStyle Properties, Inc.	11,430,434
479,500	Independence Realty Trust, Inc.	10,453,099
111,138	Lamar Advertising Company, Class A	13,806,675
68,547	National Health Investors, Inc.	4,912,763
53,807	Prologis, Inc.	6,667,763
42,629	SL Green Realty Corporation	2,751,276
		117,328,807

	TOTAL COMMON STOCKS (Cost $302,440,283)	257,289,364

	TOTAL INVESTMENTS – 96.8% (Cost $302,440,283)	$257,289,364
	OTHER ASSETS IN EXCESS OF LIABILITIES – 3.2%	8,530,264
	NET ASSETS – 100.0%	$265,819,628

Portfolio Composition By Industry
Real Estate Investment Trusts	63.6%
Real Estate Owners & Developers	19.5%
Engineering & Construction	4.8%
Telecommunications	3.8%
Home Construction	2.9%
Real Estate Services	1.1%
Health Care Facilities & Services	1.1%
Other Assets In Excess of Liabilities	3.2%
Net Assets	100.0%

See accompanying notes to financial statements.

EASTERLY GLOBAL REAL ESTATE FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

A.B	- Aktiebolag
Ltd.	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S.E.	- Societas Europeae
SpA	- Società per Azioni

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. As of February 28, 2025, the value of securities amounted to $28,059,987 or 10.6% of net assets.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025, the value of these securities amounted to $28,059,987 or 10.6% of net assets.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 82.0%
	EQUITY — 82.0%
282,500	SPDR S&P 500 ETF Trust(a)	$167,855,850

	TOTAL EXCHANGE-TRADED FUNDS (Cost $131,090,202)

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	INDEX OPTIONS PURCHASED — 3.8%
	PUT OPTIONS PURCHASED — 3.8%
660	S&P 500 Index	PER	03/21/2025	$6,010	$392,997,000	$7,748,400

	TOTAL PUT OPTIONS PURCHASED (Cost - $3,140,134)

	TOTAL INVESTMENTS – 85.8% (Cost $134,230,336)					$175,604,250
	CALL OPTIONS WRITTEN – (0.2)% (Premiums received - $671,314)					(310,850)
	PUT OPTIONS WRITTEN – (1.0)% (Premiums received - $938,092)					(2,118,600)
	OTHER ASSETS IN EXCESS OF LIABILITIES – 15.4%					31,468,069
	NET ASSETS – 100.0%					$204,642,869

Contracts(b)		Counterparty	Expiration Date	Exercise Price	Notional Value
	WRITTEN INDEX OPTIONS — (1.0)%
	PUT OPTIONS WRITTEN — (1.0)%
660	S&P 500 Index	PER	03/21/2025	$5,710	$392,997,000	$2,118,600
	TOTAL PUT OPTIONS WRITTEN (Premiums received - $938,092)

	WRITTEN EQUITY OPTIONS — (0.2)%
	CALL OPTIONS WRITTEN — (0.2)%
200	SPDR S&P 500 ETF Trust	PER	03/07/2025	620	11,883,600	400
500	SPDR S&P 500 ETF Trust	PER	03/21/2025	620	29,709,000	30,000
500	SPDR S&P 500 ETF Trust	PER	03/21/2025	625	29,709,000	13,500
300	SPDR S&P 500 ETF Trust	PER	03/31/2025	610	17,825,400	98,700
500	SPDR S&P 500 ETF Trust	PER	03/31/2025	615	29,709,000	97,000
250	SPDR S&P 500 ETF Trust	PER	04/17/2025	620	14,854,500	71,250
	TOTAL CALL OPTIONS WRITTEN (Premiums received - $671,314)					310,850

	TOTAL OPTIONS WRITTEN (Premiums received - $1,609,406)					$2,429,450

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor’s Depositary Receipt
PER	- Pershing

(a)	A portion of this security is held as collateral for written options.
(b)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

See accompanying notes to financial statements.

EASTERLY HEDGED EQUITY FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

TOTAL RETURN SWAP

Description	Payment Frequency	Long/ Short	Currency	Index	Spread	Counterparty	Number Of Contracts	Maturity Date	Notional Amount	Upfront Payments/ Receipts	Unrealized Appreciation
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	10,000	6/20/2025	$5,292,840	$-	$475,530
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.55%	Goldman Sachs	82,500	9/8/2025	42,789,900	-	5,235,921
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.00%	Goldman Sachs	10,000	11/18/2025	5,846,200	-	(1,865)
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	0.95%	Goldman Sachs	30,000	12/4/2025	17,087,142	-	497,822
SPDR S&P 500 ETF Trust	Maturity	Long	USD	Federal Funds Rate	1.35%	Goldman Sachs	15,000	12/29/2025	9,038,700	-	(224,633)
											$5,982,775

See accompanying notes to financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Shares		Coupon Rate (%)	Maturity	Fair Value
	CONVERTIBLE PREFERRED STOCKS — 2.3%
8	Next Renewable Fuels - Series A(a)	6.0000		$5,629,050

	TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,630,850)			5,629,050

Principal Amount ($)
	CORPORATE BONDS — 5.8%
4,070,000	9595 SPV1, LLC(a),(b)	12.0000	09/01/25	4,070,000
2,500,000	CalPlant I, LLC(a),(b),(c)	9.5000	08/31/23	2,325,000
1,290,000	CalPlant I, LLC(a),(b)	15.0000	07/01/25	1,290,000
5,025,000	Convivial 2022 III LLC(a),(b)	12.0000	11/15/56	5,273,738
1,250,000	LSC Estero Prime(a)	12.0000	04/30/25	1,250,000
				14,208,738
	TOTAL CORPORATE BONDS (Cost $14,135,000)			14,208,738

	MUNICIPAL BONDS — 86.0%
	ARIZONA — 4.3%
1,000,000	Arizona Industrial Development Authority (Obligor: Empower College Prep) Series A(b)	6.0000	07/01/49	1,012,279
1,600,000	Arizona Industrial Development Authority (Obligor: Legacy Cares, Inc,) Series A(b),(c)	7.7500	07/01/50	48,000
2,000,000	Arizona Industrial Development Authority (Obligor: Legacy Cares, Inc.) Series C(b),(c)	6.7500	07/01/30	60,000
540,000	Arizona Industrial Development Authority (Obligor: Legacy Cares, Inc.) Series A(b),(c)	6.0000	07/01/51	16,200
1,535,000	La Paz County Industrial Development Authority (Obligor: Imperial Valley Gateway Center)	7.0000	12/01/40	1,093,560
1,595,000	Maricopa County Industrial Development Authority (Obligor: Christian Care Surprise)(b)	6.0000	01/01/48	1,323,152
3,000,000	Maricopa County Industrial Development Authority (Obligor: Prescott Valley Charter School)(b)	7.3750	07/01/63	3,016,365
1,500,000	Sierra Vista Industrial Development Authority (Obligor: Georgetown Community Development Authority) Series B(b)	6.2500	10/01/36	1,274,234
2,200,000	Sierra Vista Industrial Development Authority (Obligor: Georgetown Community Development Authority) Series A(b)	0.0000	10/01/56	1,858,066
1,000,000	Sierra Vista Industrial Development Authority (Obligor: Georgetown Community Development Authority) Series A(b)	0.0000	10/01/56	1,002,915
				10,704,771

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 86.0% (Continued)
	CALIFORNIA — 1.5%
1,000,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(b),(c)(d)	7.0000	07/01/22	$13,500
5,065,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(c)(d)	7.5000	07/01/32	68,378
3,845,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(c)(d)	0.0000	07/01/39	51,908
2,500,000	California Pollution Control Financing Authority (Obligor: CalPlant I)(c)(d)	7.5000	12/01/39	25
3,675,000	California Public Finance Authority	6.3750	06/01/59	3,570,527
				3,704,338
	COLORADO — 9.2%
4,000,000	Aurora Highlands Community Authority Board	5.7500	12/01/51	3,839,157
2,500,000	Banning Lewis Ranch Metropolitan District No 8(b)	4.8750	12/01/51	2,048,360
2,000,000	Canyon Pines Metropolitan District No 8 Series A-1	5.2500	12/01/51	1,845,492
1,000,000	Cascade Ridge Metropolitan District	5.0000	12/01/51	884,387
750,000	Cottonwood Hollow Residential Metropolitan District	5.0000	12/01/51	656,938
1,500,000	Grandview Reserve Metropolitan District No 3 Series A	6.2500	12/01/52	1,488,966
1,000,000	Grandview Reserve Metropolitan District No 3 Series B	9.0000	12/15/52	1,002,147
1,000,000	Hess Ranch Metropolitan District No 5	6.5000	12/01/43	1,043,882
1,000,000	Ledge Rock Center Commercial Metropolitan District Series A(b)	7.3750	11/01/52	1,022,127
1,000,000	Ledge Rock Center Commercial Metropolitan District Series A(b)	7.0000	11/01/52	1,008,897
2,000,000	Legato Community Authority Series B	8.2500	12/15/51	1,880,066
1,500,000	Peak Metropolitan District No 3 Series A-1	7.5000	12/01/52	1,527,974
1,150,000	Riverpark Metropolitan District/Arapahoe County	6.3750	12/01/54	1,184,007
1,000,000	Sterling Ranch Community Authority Board	6.5000	12/01/54	1,043,134
1,000,000	Sterling Ranch Community Authority Board	8.7500	12/15/54	1,021,433
1,000,000	Waters’ Edge Metropolitan District No 2	5.0000	12/01/51	925,995
				22,422,962
	FLORIDA — 7.0%
275,000	Capital Projects Finance Authority/FL (Obligor: Kissimmee Charter School)(b)	6.5000	06/15/54	290,535
445,000	Capital Projects Finance Authority/FL (Obligor: Kissimmee Charter School)(b)	6.6250	06/15/59	472,524
150,000	Capital Trust Agency, Inc. (Obligor: Tallahassee NHHI) Series A(b),(c)	7.0000	12/01/45	37,500
2,000,000	Capital Trust Agency, Inc. (Obligor: Tallahassee NHHI) Series A(b),(c)	7.1250	12/01/50	500,000
2,200,000	Capital Trust Agency, Inc. (Obligor: Tapestry Senior Housing Walden) Series A(b),(c)	7.0000	07/01/52	77,000
1,090,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b),(c)	6.5000	10/01/32	457,800

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 86.0% (Continued)
	FLORIDA — 7.0% (Continued)
1,290,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b),(c)	6.7500	10/01/37	$541,800
1,525,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b),(c)	7.0000	10/01/40	640,500
1,700,000	Capital Trust Agency, Inc. (Obligor: Tuscan Gardens of Palm Coast Obligated Group) Series A(b),(c)	7.0000	10/01/49	714,000
8,700,000	Capital Trust Agency, Inc. (Obligor: Voans SW Florida Healthcare)(b),(c)	10.0000	07/01/25	8,265,001
5,800,000	Lake Country (Obligor: Village Veranda at Lady Lake Obligated Group)(b),(c)	7.1250	01/01/52	3,770,000
500,000	Palm Beach County Health Facilities Authority (Obligor: Lifespace Communities)	7.6250	05/15/58	567,186
780,377	William G King(a),(b)	12.0000	10/12/26	780,377
				17,114,223
	ILLINOIS — 1.0%
3,000,000	Illinois Finance Authority (Obligor: Aim Art in Motion) Series A(b)	5.0000	07/01/51	2,326,938

	INDIANA — 1.9%
1,500,000	Anderson Industrial Economic Development Revenue (Obligor: Anderson University, Inc.)	6.0000	10/01/42	1,161,681
7,860,000	Indiana Finance Authority (Obligor: Brightmark Plastics Renewal)(b)(d)	7.0000	03/01/39	1,274,512
500,000	Indiana Housing & Community Development Authority (Obligor: Vita of New Whiteland, LLC)	6.7500	01/01/43	506,184
2,000,000	Valparaiso Manufactured Housing Revenue (Obligor: Green Oaks of Valparaiso)(b)	5.3750	12/01/41	1,806,321
				4,748,698
	KENTUCKY — 3.3%
8,875,000	Falmouth Solid Waste Disposal Facilities Revenue (Obligor: Texas Bluegrass Biofuels, LLC)(b)	0.0000	06/01/40	7,768,643

	LOUISIANA — 0.9%
770,000	Louisiana Public Facilities Authority (Obligor: Grambling High Foundation) Series A(b)	6.3750	06/01/52	770,094
480,000	Louisiana Public Facilities Authority (Obligor: Jefferson Rise Charter School) Series A(b)	6.0000	06/01/37	490,493
1,000,000	Louisiana Public Facilities Authority (Obligor: Jefferson Rise Charter School) Series A(b)	6.2500	06/01/52	1,008,600
				2,269,187
	MAINE — 0.7%
5,500,000	Maine Finance Authority (Obligor: Go Lab Madison, LLC)(b)(d)	8.0000	12/01/51	1,796,296

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 86.0% (Continued)
	MICHIGAN — 0.7%
1,000,000	Michigan Finance Authority (Obligor: Aquinas College)	5.0000	05/01/46	$761,489
25,000,000	Michigan Tobacco Settlement Finance Authority(e)	0.0000	06/01/58	867,473
				1,628,962
	MINNESOTA — 0.5%
1,405,000	City of Minneapolis (Obligor: Northeast College Prep)	5.0000	07/01/55	1,142,369

	MISSISSIPPI — 0.4%
900,000	Mississippi Development Bank(b)	3.6250	11/01/36	859,514

	MISSOURI — 0.2%
625,000	Parkville Industrial Development Authority (Obligor: Park University)	3.2000	02/01/30	552,610

	NEW JERSEY — 0.2%
395,000	New Jersey Economic Development Authority (Obligor: Kintock Obligated Group)(b)	7.0000	09/01/47	403,515

	NEW MEXICO — 1.8%
8,669,836	Sunland Medical Foundation(a),(b)	12.0000	04/30/25	4,394,740

	NEW YORK — 5.3%
1,815,000	Build NYC Resource Corporation (Obligor: Voices of Community Activists) Series A-1	7.6250	02/01/53	1,868,732
6,000,000	Erie Tobacco Asset Securitization Corporation(e)	0.0000	06/01/55	502,498
115,000,000	Erie Tobacco Asset Securitization Corporation(b),(e)	0.0000	06/01/60	6,174,339
50,000,000	New York Counties Tobacco Trust IV Series F(e)	0.0000	06/01/60	3,214,465
550,000	Ulster County Capital Resource Corporation (Obligor: Woodland Pond)	5.2500	09/15/47	463,110
920,000	Ulster County Capital Resource Corporation (Obligor: Woodland Pond)	5.2500	09/15/53	746,664
				12,969,808
	OHIO — 1.1%
2,600,000	Southern Ohio Port Authority (Obligor: PureCycle Ohio) Series A(b)(d)	7.0000	12/01/42	2,730,000

	OKLAHOMA — 3.8%
6,900,000	Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling)(b)(d)	8.0000	08/01/39	5,865,000
750,000	Atoka Industrial Development Authority (Obligor: Gladieux Metals Recycling) Series A(b)	8.0000	08/01/39	637,500
1,000,000	Oklahoma County Finance Authority(b)	6.2500	06/15/54	1,037,401

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 86.0% (Continued)
	OKLAHOMA — 3.8% (Continued)
1,500,000	Oklahoma County Finance Authority(b)	6.5000	06/15/64	$1,570,727
				9,110,628
	OREGON — 0.6%
1,500,000	Oregon State Facilities Authority (Obligor: Portland Vlg School)(b)	7.0000	12/15/60	1,521,602

	PENNSYLVANIA — 3.7%
330,000	Cheltenham Township Industrial Development (Obligor: Arcadia University)	5.7500	04/01/54	330,613
4,000,000	Pennsylvania Economic Development Financing (Obligor: Consol Energy) Series A(b)(d)	9.0000	04/01/51	4,502,255
2,950,000	Pennsylvania Economic Development Financing (Obligor: Tapestry Moon) Series A(b)	6.5000	12/01/38	885,000
2,650,000	Pennsylvania Economic Development Financing (Obligor: Tapestry Moon) Series A(b)	6.7500	12/01/53	795,000
3,000,000	Philadelphia Authority for Industrial Development (Obligor: Lasalle University)(b)	6.2500	05/01/42	2,811,771
				9,324,639
	PUERTO RICO — 4.2%
42,000,000	Children’s Trust Fund(c),(e)	0.0000	05/15/57	2,825,214
120,000,000	Children’s Trust Fund Series B(c),(e)	0.0000	05/15/57	7,450,583
				10,275,797
	SOUTH CAROLINA — 5.6%
400,000	City of Hardeeville(b)	4.0000	05/01/52	272,082
3,500,000	South Carolina Jobs-Economic Development Authority (Obligor: AAC East) Series A(b)(d)	7.0000	05/01/39	3,140,340
6,150,000	South Carolina Jobs-Economic Development Authority (Obligor: CR River Park) Series A	7.7500	10/01/57	6,500,904
1,000,000	South Carolina Jobs-Economic Development Authority (Obligor: GMCK12 LLC)(b)	6.5000	06/15/59	1,014,566
1,500,000	South Carolina Jobs-Economic Development Authority (Obligor: Jasper Pellets) Series A(b),(c)(d)	7.0000	11/01/38	354,000
2,000,000	South Carolina Jobs-Economic Development Authority (Obligor: Last Step Recycling, LLC) Series A(b),(c)(d)	6.5000	06/01/51	300,000
1,000,000	South Carolina Jobs-Economic Development Authority (Obligor: Repower S. Berkeley)(b),(c)(d)	6.0000	02/01/35	100,000
25,000	South Carolina Jobs-Economic Development Authority (Obligor: Upstate Senior Living Obligated Group)	4.0000	11/15/27	24,779
1,330,000	South Carolina Jobs-Economic Development Authority (Obligor: Virtus Academy) Series A(b)	5.0000	06/15/51	1,106,230
1,100,000	South Carolina Jobs-Economic Development Authority (Obligor: Virtus Academy) Series A(b)	5.0000	06/15/56	898,605
				13,711,506

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 86.0% (Continued)
	TENNESSEE — 1.3%
1,000,000	Knox County Industrial Development Board (Obligor: TomPaul Knoxville, LLC)(b)(d)	9.5000	11/01/52	$1,024,372
1,140,000	Metropolitan Government Nashville & Davidson (Obligor: Trousdale Foundation Obligated Group) Series B-1(b),(c)	7.5000	04/01/49	11,400
3,000,000	Shelby County Health Educational & Housing (Obligor: Luke Obligated Group) Series A	5.7500	10/01/59	2,089,360
				3,125,132
	TEXAS — 14.0%
11,900,000	Angelina & Neches River Authority (Obligor: Jefferson Enterprises Energy)(d)	0.0000	12/01/45	4,055,939
1,000,000	Arlington Higher Education Finance Corporation (Obligor: Odyssey 2020 Academy)(b)	6.1250	02/15/53	1,023,793
4,115,000	Brazoria County Industrial Development Corporation (Obligor: Gladieux Metals Recycling)(b)(d)	9.0000	03/01/39	3,292,000
3,215,000	Brazoria County Industrial Development Corporation (Obligor: Gladieux Metals Recycling) Series A(b)(d)	9.0000	03/01/39	2,572,000
1,210,000	Brazoria County Industrial Development Corporation (Obligor: Gladieux Metals Recycling) Series B(d)	7.0000	03/01/39	968,000
1,000,000	Calhoun County Navigation Industrial Development (Obligor: Max Midstream Texas, LLC) Series B(b)	6.5000	07/01/26	979,424
1,500,000	Calhoun County Navigation Industrial Development (Obligor: Max Midstream Texas, LLC) Series A(b)(d)	3.6250	07/01/26	1,409,981
900,000	Jefferson County Industrial Development (Obligor: TRP Crude Marketing)(b),(c)	0.0000	04/01/39	765,000
4,350,000	Kountze Economic Development Corporation (Obligor: Allegiant Industrial)(b)	15.0000	11/01/27	4,132,500
2,412,982	New Hope Cultural Education Facilities Finance (Obligor: Buckingham Senior Living Obligated Group) Series B(c),(f)	2.0000	11/15/61	894,761
2,145,000	New Hope Cultural Education Facilities Finance (Obligor: Sanctuary LTC, LLC) Series A-2	6.5000	01/01/31	2,115,818
7,010,000	Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)(d)	8.0000	02/01/39	6,309,000
225,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University) Series B	5.2500	10/01/28	223,506
840,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University) Series A	5.0000	10/01/41	719,812
2,000,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University) Series A	5.0000	10/01/51	1,596,513
550,000	Tarrant County Cultural Education Facilities (Obligor: CC Young Memorial Home) Series B(c)	6.3750	02/15/41	302,500
2,600,000	Tarrant County Cultural Education Facilities (Obligor: MRC Senior Living Fort Worth)	6.8750	11/15/55	2,413,115
				33,773,662

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 86.0% (Continued)
	UTAH — 3.7%
1,350,000	Chelsey Public Infrastructure District No 1(b)	7.0000	12/01/42	$1,386,954
2,000,000	Firefly Public Infrastructure District No 1(b)	6.6250	03/01/54	2,062,486
1,500,000	Grapevine Wash Local District(b)	5.2500	12/01/44	1,443,669
2,000,000	Jordanelle Ridge Public Infrastructure District No 2(b)	7.7500	03/01/54	2,032,715
905,000	Utah Charter School Finance Authority (Obligor: Rockwell Charter High School) Series A(b)	5.3750	07/15/42	807,235
300,000	Utah Charter School Finance Authority (Obligor: Rockwell Charter High School) Series B(b)	6.6250	07/15/47	270,212
1,460,000	Utah Charter School Finance Authority (Obligor: Rockwell Charter High School) Series A(b)	5.5000	07/15/47	1,281,180
				9,284,451
	WASHINGTON — 1.0%
2,000,000	Washington State Housing Finance Commission (Obligor: Eliseo Obligated Group) Series A	4.0000	01/01/57	1,478,838
1,075,000	Washington State Housing Finance Commission (Obligor: Lutheran Retirement Home Obligated Group) Series A(b)	5.0000	07/01/38	935,853
				2,414,691
	WEST VIRGINIA — 2.5%
6,400,000	West Virginia Economic Development Authority (Obligor: Empire Trimodal Terminal)(b)	7.6250	12/01/40	5,220,623
1,000,000	West Virginia Economic Development Authority (Obligor: Entsorga West Virginia)(b)(d)	8.7500	02/01/36	800,000
				6,020,623
	WISCONSIN — 5.6%
1,000,000	Public Finance Authority(b)	8.0000	06/15/42	1,022,350
285,521	Public Finance Authority	5.7500	07/01/62	298,268
6,150,000	Public Finance Authority (Obligor: Cedars Obligated Group)	5.7500	05/01/54	5,249,353
600,000	Public Finance Authority (Obligor: Coral Academy of Science) Series A(b)	5.8750	06/01/52	611,708
900,000	Public Finance Authority (Obligor: Discovery Charter School) Series A(b)	6.6250	06/01/52	907,585
1,000,000	Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach) Series A(b)	7.5000	06/01/25	998,034
1,500,000	Public Finance Authority (Obligor: Explore Academy) Series A(b)	6.1250	02/01/48	1,504,122
400,000	Public Finance Authority (Obligor: Proton International Alabama LLC) Series A(b),(c)	6.8500	10/01/47	40,000
900,000	Public Finance Authority (Obligor: Shining Rock Classical) Series A	6.0000	06/15/52	900,683
2,500,000	Wisconsin Health & Educational Facilities (Obligor: Chiara Communities, Inc.) Series C	7.5000	07/01/53	2,317,546
				13,849,649
	TOTAL MUNICIPAL BONDS (Cost $279,620,702)			209,949,954

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI HIGH INCOME MUNICIPAL BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2025

Fair Value

TOTAL INVESTMENTS – 94.1% (Cost $299,386,552)	$229,787,742
OTHER ASSETS IN EXCESS OF LIABILITIES – 5.9%	14,469,713
NET ASSETS – 100.0%	$244,257,455

(a)	The value of this security has been determined in good faith by the Adviser as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025 the total market value of 144A securities is 138,361,150 or 56.6% of net assets.
(c)	Issuer in default.
(d)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2025 the total value of securities subject to the AMT was 40,627,506 or 16.6% of net assets.
(e)	Zero coupon bond.
(f)	Variable rate security; the rate shown represents the rate on February 28, 2025.

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited)

February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 93.1%
	ALABAMA — 3.9%
250,000	Alabama Public School and College Authority Series B	5.0000	01/01/26	$250,785
1,000,000	Black Belt Energy Gas District No 7 Series C-1	5.2500	12/01/25	1,013,803
100,000	Houston County Health Care Authority Series A	5.0000	10/01/30	101,144
425,000	Russell County Public Building Authority	4.5000	01/01/33	425,322
350,000	Southeast Energy Authority Cooperative District(a)	5.0000	05/01/53	365,264
500,000	Southeast Energy Authority Cooperative District Series A(a)	5.0000	01/01/56	531,719
100,000	University of Alabama (The)	5.0000	07/01/25	100,154
				2,788,191
	ALASKA — 1.4%
1,000,000	CIVICVentures	5.0000	09/01/29	1,006,028

	ARIZONA — 2.8%
700,000	Phoenix-Mesa Gateway Airport Authority(b)	5.0000	07/01/27	702,426
500,000	Pima County Industrial Development Authority (Obligor: La Posada Park Centre) Series B-3(c)	5.1250	11/15/29	501,461
500,000	Pima County Industrial Development Authority (Obligor: La Posada Park Centre) Series B-3(c)	5.6250	11/15/30	505,178
250,000	Pima County Industrial Development Authority (Obligor: P.L.C. Charter Schools)(c)	5.2500	12/01/26	250,881
				1,959,946
	CALIFORNIA — 8.9%
275,000	California Educational Facilities Authority	5.0000	10/01/26	275,059
500,000	California Enterprise Development Authority (Obligor: Rocklin Academy) Series A(c)	4.0000	06/01/36	490,653
500,000	California Public Finance Authority	5.7000	06/01/34	503,407
400,000	California School Finance Authority (Obligor: Hawking STEAM Charter Schools)(c)	5.0000	07/01/25	401,723
500,000	City of Chula Vista	5.0000	10/01/27	500,840
150,000	M-S-R Energy Authority	6.1250	11/01/29	160,144
100,000	Palomar Community College District Series B(d)	0.0000	08/01/29	87,439
1,000,000	San Diego County Regional Airport Authority (Obligor: San Diego County Regional Airport Authority Special Facilities Revenue) Series A	5.0000	07/01/44	1,003,605
200,000	San Jacinto Unified School District	5.0000	08/01/27	200,619
130,000	San Ysidro School District	4.0000	08/01/29	130,055
300,000	Southern California Logistics Airport Authority	4.5000	12/01/31	302,773
200,000	Southern California Public Power Authority Series C	5.0000	07/01/27	200,128

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 93.1% (Continued)
	CALIFORNIA — 8.9% (Continued)
2,040,000	Sweetwater Union High School District Public	5.0000	09/01/25	$2,043,432
				6,299,877
	COLORADO — 0.5%
55,000	Denver City & County Airport Revenue Series C(b)	6.1250	11/15/25	55,972
300,000	Denver City & County Airport Revenue Series A(b)	5.0000	12/01/32	314,001
				369,973
	FLORIDA — 5.3%
400,000	City of Miami Beach Stormwater Revenue	5.0000	09/01/47	403,118
200,000	City of Pembroke Pines	5.0000	10/01/32	200,292
1,000,000	County of Miami-Dade Aviation Revenue(b)	5.0000	10/01/38	1,005,278
300,000	County of Miami-Dade Rickenbacker Causeway Revenue Series A	5.0000	10/01/34	300,235
300,000	Miami Beach Redevelopment Agency Series A	5.0000	02/01/31	301,033
865,000	Miami-Dade County Expressway Authority Series A	5.0000	07/01/40	868,118
100,000	Miami-Dade County Industrial Development Authority (Obligor: Academir Charter Schools)(c)	6.7500	07/01/29	99,271
250,000	Southeast Overtown Park West Community Series A-1(c)	5.0000	03/01/30	250,320
335,000	Viera East Community Development District	5.0000	05/01/26	335,482
				3,763,147
	GEORGIA — 2.7%
250,000	Private Colleges & Universities Authority	5.0000	10/01/43	250,355
1,620,000	South Regional Joint Development Authority (Obligor: VSU Auxiliary Services Real Estate-Centennial Lowndes & Patterson LLC)	5.2500	08/01/25	1,623,677
				1,874,032
	ILLINOIS — 8.9%
1,050,000	Chicago Board of Education	5.5000	12/01/26	1,069,969
150,000	Chicago Board of Education	5.0000	12/01/31	156,635
750,000	Chicago Board of Education	5.0000	12/01/36	758,390
635,000	Harvey Public Library District	7.1000	12/01/32	636,338
845,000	Illinois Finance Authority (Obligor: Southern IL Healthcare)	5.0000	03/01/32	868,031
310,000	Kankakee, Iroquois, & Ford Counties Community Unit School District No 2 Herscher	4.5000	12/01/29	310,166
1,150,000	Metropolitan Pier & Exposition Authority	7.0000	07/01/26	1,188,700
165,000	Pulaski, Massac, Alexander & Johnson Counties Community Unit School District No 10	4.0000	12/01/27	165,106
170,000	Pulaski, Massac, Alexander & Johnson Counties Community Unit School District No 10	4.0000	12/01/28	170,110
175,000	State of Illinois	6.0000	11/01/26	179,693

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 93.1% (Continued)
	ILLINOIS — 8.9% (Continued)
325,000	State of Illinois Sales Tax Revenue	5.0000	06/15/25	$325,412
230,000	Tazewell County School District No 98 Rankin	4.5000	12/01/28	230,333
235,000	Vermilion County Conservation District	4.5000	03/01/27	235,281
				6,294,164
	INDIANA — 1.7%
495,000	Anderson Industrial Economic Development Revenue (Obligor: Anderson University Inc/Indiana)	4.7500	10/01/27	441,501
765,000	Indiana Finance Authority (Obligor: Earlham College)	5.0000	10/01/32	764,943
				1,206,444
	IOWA — 1.2%
245,000	Iowa Finance Authority (Obligor: Iowa Health System)	5.0000	02/15/30	245,524
630,000	PEFA, Inc.(a)	5.0000	09/01/49	643,619
				889,143
	KANSAS — 3.8%
550,000	Ashland Public Building Commission	5.0000	09/01/32	552,991
2,000,000	Kansas Development Finance Authority Series K-1	4.7000	03/01/43	2,068,845
				2,621,836
	MARYLAND — 2.4%
1,085,000	County of Prince George’s (Obligor: County of Prince George’s MD Woodview Village Phase I Subdistrict)	4.7000	07/01/26	1,090,163
450,000	Maryland Health & Higher Educational Facilities (Obligor: MedStar Health Obligated Group) Series B	5.0000	08/15/26	450,466
200,000	Maryland Health & Higher Educational Facilities Authority (Obligor: Medstar Health)	5.0000	08/15/26	200,207
				1,740,836
	MASSACHUSETTS — 1.0%
150,000	Massachusetts Development Finance Agency (Obligor: Provident Commonwealth)	5.0000	10/01/29	152,268
434,000	North Adams Housing Authority	4.5000	09/01/32	427,626
120,000	North Reading	5.0000	05/15/30	120,172
				700,066
	MICHIGAN — 1.1%
95,000	County of Bay	4.2500	11/01/25	95,099
165,000	Detroit Wayne County Stadium Authority	5.0000	10/01/26	165,095
80,000	Healthsource Saginaw, Inc.	4.0000	05/01/27	80,071
500,000	Michigan State Building Authority	5.0000	04/15/32	505,768
				846,033

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 93.1% (Continued)
	MISSOURI — 5.1%
500,000	County of Jackson	5.0000	12/01/28	$500,757
200,000	Missouri Development Finance Board Series A	5.0000	06/01/27	200,257
2,895,000	Monarch-Chesterfield Levee District	5.0000	03/01/40	2,896,512
				3,597,526
	NEW JERSEY — 0.5%
350,000	New Jersey Economic Development Authority (Obligor: NY/NJ Link Borrower LLC)(b)	5.0000	01/01/31	350,987

	NEW YORK — 7.8%
250,000	Albany Capital Resource Corporation (Obligor: Albany College of Pharmacy and Health Sciences) Series A	5.0000	12/01/28	250,182
95,000	Hudson	4.0000	04/15/28	95,077
1,000,000	Metropolitan Transportation Authority Series C-1	5.0000	11/15/30	1,030,551
925,000	Monroe County Industrial Development Corp./NY (Obligor: Nazareth Clergy of Rochester)	5.0000	10/01/31	954,175
150,000	Nassau County Local Economic Assistance (Obligor: Catholic Health Services of Long Island Obligated Group)	5.0000	07/01/34	150,077
1,275,000	New York City Industrial Development Agency (Obligor: TrIPs Obligated Group)(b)	5.0000	07/01/28	1,281,802
100,000	New York State Dormitory Authority (Obligor: St John’s University) Series A	4.0000	07/01/33	104,480
225,000	New York Transportation Development Corporation(b)	5.0000	07/01/30	225,038
400,000	Onondaga Civic Development Corp., (Obligor: Crouse Health)	5.0000	08/01/31	394,654
1,000,000	Westchester County Local Development Corporation (Obligor: Purchase Housing Corp II)	5.0000	06/01/42	1,007,890
				5,493,926
	NORTH CAROLINA — 1.8%
1,095,000	City of Charlotte Airport Revenue Series A	5.0000	07/01/30	1,099,753
100,000	North Carolina Capital Facilities Finance Agency (Obligor: Arc Of North Carolina) Series A	5.0000	10/01/27	101,579
				1,201,332
	OHIO — 2.5%
1,000,000	County of Muskingum	5.0000	02/15/33	1,003,789
500,000	Ohio Housing Finance Agency	7.0000	03/01/49	595,906
100,000	State of Ohio(b)	5.0000	12/31/29	100,418
				1,700,113

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 93.1% (Continued)
	OKLAHOMA — 0.7%
235,000	Norman Regional Hospital Authority (Obligor: Norman Regional Hospital Authority)	5.0000	09/01/25	$235,564
300,000	Oklahoma Housing Finance Agency	5.0000	09/01/27	300,128
				535,692
	PENNSYLVANIA — 2.7%
300,000	Butler County Hospital Authority (Obligor: Butler Health System)	5.0000	07/01/28	300,272
240,000	Montgomery County Higher Education and Health Authority (Obligor: Gwynedd Mercy University) Series UU1	5.0000	05/01/29	249,381
600,000	Northeastern Pennsylvania Hospital and Education Authority (Obligor: Kings College)	5.0000	05/01/25	600,429
680,000	Philadelphia Authority for Industrial Development (Obligor: Russell Byers Charter School) Series A	5.0000	05/01/30	689,737
160,000	Philadelphia Parking Authority (The)	5.2500	02/15/29	160,317
				2,000,136
	PUERTO RICO — 2.2%
610,000	Children’s Trust Fund	5.5000	05/15/39	613,187
385,000	Puerto Rico Electric Power Authority	5.0000	07/01/25	385,182
200,000	Puerto Rico Electric Power Authority	5.2500	07/01/26	199,270
310,000	Puerto Rico Electric Power Authority	5.0000	07/01/27	310,015
				1,507,654
	RHODE ISLAND — 0.2%
200,000	State of Rhode Island	5.0000	08/01/26	200,345

	SOUTH CAROLINA — 0.9%
500,000	South Carolina Jobs-Economic Development Authority (Obligor: Kiawah Life Plan VLG Inc.)	5.2500	11/15/28	501,211
125,000	South Carolina Jobs-Economic Development Authority (Obligor: Upstate Senior Living)	4.0000	11/15/27	123,894
				625,105
	TENNESSEE — 1.0%
165,000	Greeneville	4.0000	06/01/29	172,583
500,000	Tennessee Energy Acquisition Corporation Series C	5.0000	02/01/27	510,331
				682,914
	TEXAS — 9.2%
200,000	Arlington Higher Education Finance Corporation (Obligor: Wayside Schools) Series A	5.0000	08/15/27	203,656

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 93.1% (Continued)
	TEXAS — 9.2% (Continued)
340,000	Bacliff Municipal Utility District	4.5000	09/01/29	$340,255
1,555,000	Bexar County Hospital District (Obligor: Bexar County Hospital District)	5.0000	02/15/32	1,557,168
200,000	City of San Antonio	5.0000	02/01/28	200,339
200,000	County of Wise	5.0000	08/15/26	203,791
160,000	Harris County Cultural Education Facilities Finance Corporation (Obligor: Brazos Presbyterian Obligated Group) Series A	5.0000	01/01/33	160,125
250,000	Houston Higher Education Finance Corporation (Obligor: Harmony Public Schools) Series A	5.0000	02/15/28	250,293
280,000	Keller Independent School District Series A	5.0000	08/15/26	280,457
1,200,000	Kerrville Health Facilities Development (Obligor: Sid Peterson Memorial Hospital Obligated Group)	5.0000	08/15/35	1,207,389
100,000	Kountze Economic Development Corporation (Obligor: Allegiant Industrial, LLC)(c)	15.0000	11/01/27	95,000
140,000	Lower Colorado River Authority	5.0000	05/15/30	140,175
175,000	Lower Colorado River Authority (Obligor: LCRA Transmission Services Corp)	5.0000	05/15/26	175,219
100,000	North Harris County Regional Water Authority	5.0000	12/15/26	100,136
265,000	Port Beaumont Navigation District (Obligor: Allegiant Industrial Island)(b)	8.0000	02/01/39	238,500
140,000	San Antonio	5.0000	02/01/27	140,258
75,000	San Antonio Education Facilities Corporation (Obligor: Hallmark University, Inc.) Series B	5.2500	10/01/28	74,502
410,000	San Juan Higher Education Finance Authority (Obligor: Idea Public Schools)	8.2500	08/15/29	418,239
650,000	Texas Municipal Gas Acquisition and Supply Corp I	6.2500	12/15/26	672,948
				6,458,450
	UTAH — 1.1%
750,000	Logan City School District	5.0000	06/15/28	751,200

	VIRGINIA — 2.5%
200,000	Northern Virginia Transportation Authority (Obligor: Commonwealth of Virginia)	5.0000	06/01/28	200,384
1,550,000	Riverside Regional Jail Authority	5.0000	07/01/25	1,552,761
				1,753,145
	WASHINGTON — 5.2%
120,000	City of Washougal Water & Sewer Revenue	4.5000	09/01/25	120,301
1,240,000	Port of Seattle (Obligor: Seatac Fuel LLC)(b)	5.0000	06/01/31	1,240,767
2,000,000	Skagit County Public Hospital District No 2	5.0000	12/01/33	2,001,216
290,000	Washington Health Care Facilities Authority (Obligor: Providence St. Joseph)	5.0000	10/01/26	290,215
				3,652,499

See accompanying notes which are an integral part of these financial statements.

EASTERLY ROCMUNI SHORT TERM MUNICIPAL BOND FUND

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

February 28, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	MUNICIPAL BONDS — 93.1% (Continued)
	WEST VIRGINIA — 0.6%
455,000	Monongalia County Building Commission (Obligor: Vandalia Health Obligation Group)	5.0000	07/01/28	$456,155

	WISCONSIN — 3.5%
350,000	Kenosha Unified School District No 1	4.5000	04/01/28	350,449
825,000	Public Finance Authority (Obligor: Dreamhouse ‘Ewa Beach) Series A(c)	5.7500	06/01/25	824,981
200,000	Public Finance Authority (Obligor: Noorda College of Osteopathic)(c)	6.5000	06/01/45	176,412
405,000	Public Finance Authority (Obligor: Prime Healthcare Foundation) Series A	5.0000	12/01/27	412,490
100,000	Wisconsin Health & Educational Facilities Authority (Obligor: Aspirus Inc.)	5.0000	08/15/25	100,124
740,000	Wisconsin Health & Educational Facilities Authority (Obligor: Iowa Health System)	5.0000	12/01/27	741,574
				2,606,030
	TOTAL MUNICIPAL BONDS (Cost $65,576,645)			65,932,925

	TOTAL INVESTMENTS – 93.1% (Cost $65,576,645)			$65,932,925
	OTHER ASSETS IN EXCESS OF LIABILITIES – 6.9%			4,896,504
	NET ASSETS – 100.0%			$70,829,429

(a)	Variable rate security; the rate shown represents the rate on February 28, 2025.
(b)	Security subject to the Alternative Minimum Tax (“AMT”). As of February 28, 2025 the total value of securities subject to the AMT was 5,515,189 or 7.8% of net assets.
(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of February 28, 2025 the total market value of 144A securities is 3,595,880 or 5.1% of net assets.
(d)	Zero coupon bond.

See accompanying notes which are an integral part of these financial statements.

EASTERLY FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

February 28, 2025

	Easterly Global Real Estate Fund	Easterly Hedged Equity Fund	Easterly ROCMuni High Income Municipal Bond Fund	Easterly ROCMuni Short Term Municipal Bond Fund
Assets:
Total Investments, at cost	$302,440,283	$134,230,336	$299,386,552	$65,576,645
Total Investments, at value	257,289,364	175,604,250	229,787,742	65,932,925
Cash	3,145,858	27,728,530	3,575,346	4,241,880
Foreign Cash (Cost $236,378, $0)	229,824	-	-	-
Currency receivable	4,237,048	-	-	-
Unrealized appreciation on swaps	-	5,982,775	-	-
Interest and dividends receivable	1,793,929	36,973	11,478,635	867,835
Receivable for securities sold	9,712,950	-	-	-
Receivable for fund shares sold	37,994	620,017	115,432	144
Prepaid expenses and other assets	42,225	45,925	342,139	23,462
Total Assets	276,489,192	210,018,470	245,299,294	71,066,246

Liabilities:
Currency payable	4,237,203	-	-	-
Due to Broker	-	2,413,210	-	-
Options Written (premiums received $0, $1,609,406, $0, $0)	-	2,429,450	-	-
Payable for securities purchased	5,333,223	-	-	-
Payable to manager	143,986	140,663	78,266	6,197
Payable for distribution (12b-1) fees	40,262	8,689	74,738	6,789
Payable for fund shares redeemed	711,848	330,165	732,700	148,945
Distribution payable	-	-	63,066	1,684
Administration fees payable	48,237	38,211	49,129	48,157
Trustee fees payable	4,893	4,556	4,430	4,773
Accrued expenses and other liabilities	149,912	10,657	39,510	20,272
Total Liabilities	10,669,564	5,375,601	1,041,839	236,817

Net Assets	$265,819,628	$204,642,869	$244,257,455	$70,829,429

Net Assets:
Paid in capital	645,247,335	164,397,568	344,664,200	71,023,271
Accumulated earnings (loss)	(379,427,707)	40,245,301	(100,406,745)	(193,842)
Net Assets	$265,819,628	$204,642,869	$244,257,455	$70,829,429

Net Asset Value Per Share
Class A
Net Assets	$38,136,664	$8,106,308	$21,327,883
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,765,721	613,941	3,069,874
Net asset value, redemption price per share (a)	$13.79	$13.20	$6.95
Offering price per share (maximum sales charge of 5.75%, 5.75% and 2.00%, respectively)	$14.63	$14.01	$7.09

Class C
Net Assets	$20,278,250	$2,948,134
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,465,490	231,495
Net asset value, offering price per share (b)	$13.84	$12.74

Class I
Net Assets	$204,274,841	$192,930,922	$184,044,342	$62,807,119
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	13,934,949	14,329,115	26,389,732	14,809,674
Net asset value, redemption price and offering price per share	$14.66	$13.46	$6.97	$4.24

Class R6
Net Assets	$3,129,873	$657,505
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	209,642	47,205
Net asset value, redemption price and offering price per share	$14.93	$13.93

Investor Class
Net Assets			$38,885,230	$8,022,310
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]			5,545,005	1,893,945
Net asset value, redemption price and offering price per share			$7.01	$4.24

(a)	Effective September 6, 2024 Class A shares of the Global Real Estate and Hedged Equity Fund that are purchased at net asset value (“NAV”) in amounts of $500,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase. Class A shares of the ROCMuni High Income Municipal Bond Fund that are purchased at net asset value (“NAV”) in amounts of $250,000 or more may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if they are redeemed within eighteen months of purchase.
(b)	Redemption price per C share varies based on length of time shares are held.

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended February 28, 2025

	Easterly Global Real Estate Fund	Easterly Hedged Equity Fund	Easterly ROCMuni High Income Municipal Bond Fund	Easterly ROCMuni Short Term Municipal Bond Fund
Investment Income:
Dividend income	$4,892,466	$1,108,446	$247,650	$-
Interest income	178,826	164,248	10,592,164	1,393,561
Less: Foreign withholding taxes	(303,215)	-	-	-
Total Investment Income	4,768,077	1,272,694	10,839,814	1,393,561

Operating Expenses:
Management fees	1,303,138	1,198,000	812,314	135,221
Distribution (12b-1) fees
Class A Shares	51,865	8,305	24,037	-
Class C Shares	113,814	11,418	-	-
Investor Class	-	-	111,270	12,673
Shareholder servicing fees	180,010	92,795	104,294	18,661
Administration fees	88,910	60,638	119,856	67,229
Legal fees	37,401	36,884	24,210	20,743
Printing and postage expense	35,731	16,354	17,002	6,214
Registration fees	32,094	25,643	28,976	15,776
Custodian fees	31,630	21,171	15,905	12,575
Audit fees	20,689	10,242	45,832	9,433
Interest Expense	18,780	66,931	141,036	57
Insurance expense	10,479	5,482	2,463	575
Trustees’ fees	10,219	10,119	10,073	10,221
Compliance officer fees	4,336	4,385	4,634	4,634
Transfer Agent	38,050	39,152	25,386	16,778
Miscellaneous expenses	22,471	1,687	3,856	1,957
Total Operating Expenses	1,999,617	1,609,206	1,491,144	332,747
Less: Expenses waived and/or reimbursed	(243,632)	(264,365)	(34,705)	(109,118)
Net Operating Expenses	1,755,985	1,344,841	1,456,439	223,629

Net Investment Income (Loss)	3,012,092	(72,147)	9,383,375	1,169,932

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investments and Foreign currency transactions	(17,805,896)	14,199,217	(654,501)	19,736
Options purchased	-	(18,777,993)	-	-
Options written	-	9,192,478	-	-
Swaps	-	3,711,955	-	-
Net realized gain (loss):	(17,805,896)	8,325,657	(654,501)	19,736

Net change in unrealized appreciation (depreciation) on:
Investments and Foreign currency transactions	1,953,742	(4,428,092)	(15,095,665)	(25,435)
Options purchased	-	5,394,966	-	-
Options written	-	(205,182)	-	-
Swaps	-	(1,451,046)	-	-
Net change in unrealized appreciation (depreciation)	1,953,742	(689,354)	(15,095,665)	(25,435)

Net Realized and Unrealized Gain (Loss) On Investments	(15,852,154)	7,636,303	(15,750,166)	(5,699)

Net Increase (Decrease) in Net Assets Resulting From Operations	$(12,840,062)	$7,564,156	$(6,366,791)	$1,164,233

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly Global Real Estate Fund		Easterly Hedged Equity Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net investment income (loss)	$3,012,092	$10,016,882	$(72,147)	$(133,774)
Net realized gain (loss) on investments, options, swaps and foreign currency transactions	(17,805,896)	(299,117,170)	8,325,657	(6,007,291)
Net change in unrealized appreciation (depreciation) on investments, options, swaps and foreign currency transactions	1,953,742	335,251,084	(689,354)	31,168,718
Net increase (decrease) in net assets resulting from operations	(12,840,062)	46,150,796	7,564,156	25,027,653

Distributions to Shareholders:
Total Distributions Paid:
Class A	(496,054)	(1,330,910)	-	(6,841)
Class C	(212,613)	(521,401)	-	(1,457)
Class I	(2,695,192)	(8,517,756)	(192,550)	(302,057)
Class R6	(42,259)	(571,161)	(638)	(2,104)
Total Dividends and Distributions to Shareholders	(3,446,118)	(10,941,228)	(193,188)	(312,459)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	885,490	4,358,098	2,672,562	6,697,127
Class C	222,364	170,922	1,091,212	1,251,272
Class I	16,106,064	43,515,282	70,564,002	67,664,053
Class R6	36,607	5,976,142	-	130,062
Reinvestment of dividends and distributions
Class A	442,700	1,201,056	-	6,599
Class C	196,072	482,400	-	1,457
Class I	2,060,757	6,219,941	167,856	288,210
Class R6	10,972	452,260	427	1,513
Cost of shares redeemed
Class A	(7,104,036)	(20,885,798)	(567,506)	(4,870,254)
Class C	(4,538,035)	(11,858,473)	(53,609)	(48,772)
Class I	(46,942,031)	(208,205,281)	(51,900,330)	(37,968,053)
Class R6	(686,516)	(35,151,346)	(308,514)	(1,099,014)
Net increase (decrease) in net assets from share transactions of beneficial interest	(39,309,592)	(213,724,797)	21,666,100	32,054,200

Total Increase (Decrease) in Net Assets	(55,595,772)	(178,515,229)	29,037,068	56,769,394

Net Assets:
Beginning of year/period	321,415,400	499,930,629	175,605,801	118,836,407
End of year/period	$265,819,628	$321,415,400	$204,642,869	$175,605,801

Share Activity
Shares sold
Class A	63,377	349,262	202,473	572,220
Class C	15,391	13,633	86,058	110,183
Class I	1,090,481	3,156,636	5,280,536	5,749,561
Class R6	2,413	433,026	-	10,045
Shares Reinvested
Class A	31,362	93,326	-	602
Class C	13,674	37,115	-	136
Class I	137,621	456,766	12,361	25,849
Class R6	717	32,517	31	132
Shares Redeemed
Class A	(508,246)	(1,623,366)	(43,221)	(428,816)
Class C	(325,852)	(922,615)	(4,238)	(4,365)
Class I	(3,184,385)	(15,236,077)	(3,837,383)	(3,235,508)
Class R6	(45,473)	(2,527,238)	(22,616)	(96,722)
Net increase (decrease) in shares of beneficial interest	(2,708,920)	(15,737,015)	1,674,001	2,703,317

See accompanying notes to financial statements.

EASTERLY FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Easterly ROCMuni High Income Municipal Bond Fund		Easterly ROCMuni Short Term Municipal Bond Fund
	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations:
Net investment income	$9,383,375	$20,388,353	$1,169,932	$2,099,041
Net realized gain (loss) on investments	(654,501)	(3,719,776)	19,736	(227,316)
Net change in unrealized appreciation (depreciation) on investments	(15,095,665)	5,455,265	(25,435)	431,679
Net increase (decrease) in net assets resulting from operations	(6,366,791)	22,123,842	1,164,233	2,303,404

Distributions to Shareholders:
Total Distributions Paid:
Class A	(580,821)	(554,322)	-	-
Class I	(7,140,168)	(15,522,402)	(991,788)	(1,802,661)
Investor Class	(1,254,081)	(2,364,322)	(188,612)	(298,931)
Total Dividends and Distributions to Shareholders	(8,975,070)	(18,441,046)	(1,180,400)	(2,101,592)

Share Transactions of Beneficial Interest:
Beneficial Interest:
Net proceeds from shares sold
Class A	8,441,703	11,837,169	-	-
Class I	54,391,123	153,824,971	41,675,182	23,405,978
Investor Class	4,270,970	31,468,675	8,032,091	16,055,002
Reinvestment of dividends and distributions
Class A	438,922	465,873	-	-
Class I	6,962,936	15,224,470	983,351	1,787,234
Investor Class	1,126,898	1,458,898	188,557	298,931
Cost of shares redeemed
Class A	(2,854,862)	(1,993,291)	-	-
Class I	(132,992,311)	(144,390,852)	(26,789,003)	(31,621,792)
Investor Class	(15,885,838)	(10,654,136)	(9,369,828)	(7,339,734)
Net increase (decrease) in net assets from share transactions of beneficial interest	(76,100,459)	57,241,777	14,720,350	2,585,619

Total Increase (Decrease) in Net Assets	(91,442,320)	60,924,573	14,704,183	2,787,431

Net Assets:
Beginning of year/period	335,699,775	274,775,202	56,125,246	53,337,815
End of year/period	$244,257,455	$335,699,775	$70,829,429	$56,125,246

Share Activity
Shares sold
Class A	1,190,094	1,631,993	-	-
Class I	7,646,355	21,146,437	9,842,427	5,536,438
Investor Class	597,371	4,282,604	1,898,042	3,801,455
Shares Reinvested
Class A	(410,110)	64,998	-	-
Class I	(18,818,628)	2,088,543	(6,320,457)	422,991
Investor Class	(2,222,277)	198,000	(2,212,142)	70,747
Shares Redeemed
Class A	62,171	(276,337)	-	-
Class I	977,888	(19,981,417)	231,975	(7,517,454)
Investor Class	157,431	(1,449,676)	44,543	(1,738,926)
Net increase (decrease) in shares of beneficial interest	(10,819,705)	7,705,145	3,484,388	575,251

See accompanying notes to financial statements.

Easterly ROCMuni High Income Municipal Bond Fund

CONSOLIDATED STATEMENT OF CASH FLOWS

For the Six Months Ended February 28, 2025

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$(6,366,791)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchase of investments	$(24,347,835)
Proceeds for sales of investments	106,476,629
Net sales of short-term investments	2,789,118
Amortization (accretion) of market premium (discount), net	(2,249,740)
Net change in unrealized appreciation/depreciation on investments	15,095,665
Increase in Receivable for fund shares sold	(64,142)
Increase in receivable for securities sold	-
Increase in prepaid expenses and other assets	(294,267)
Increase in interest and dividends	(191,508)
Decrease in payable for securities purchased	(1,732,795)
Decrease in Payable for fund shares redeemed	(281,292)
Decrease in payable due to Manager	(59,214)
Decrease in administration fees payable	(77,483)
Increase in Payable for distribution (12b-1) fees	2,477
Increase in Distribution payable	2,978
Increase in Trustee fees	4,430
Decrease in accrued expenses and other liabilities	(55,355)
Net cash used in operating activities	88,650,875

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Shares issued	67,103,796
Payment of Shares repurchased	(151,733,011)
Loan borrowings	21,152,000
Loan repayments	(21,152,000)
Distributions paid to shareholders, net of reinvested distributions	(446,314)
Net cash provided by financing activities	(85,075,529)

NET INCREASE IN CASH	3,575,346
CASH - BEGINNING OF PERIOD	-
CASH - END OF PERIOD	3,575,346
$7,150,692

SUPPLEMENTAL NON-CASH DISCLOSURE INFORMATION:
Reinvestment of distributions to shareholders	$8,528,756

See accompanying notes to financial statements.

Easterly Global Real Estate Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$14.56		$12.96	$14.56	$18.94	$15.56	$17.81
Income (Loss) from Investment Operations:
Net investment income (1)	0.12		0.29	0.20	0.14	0.11	0.19
Net realized and unrealized gain (loss)	(0.72)		1.68	(1.25)	(2.93)	4.85	(0.51)
Total from investment operations	(0.60)		1.97	(1.05)	(2.79)	4.96	(0.32)

Dividends and Distributions:
Dividends from net investment income	(0.17)		(0.37)	(0.19)	(0.41)	(0.28)	(0.28)
Distributions from realized gains	-		-	(0.36)	(1.18)	(1.30)	(1.65)
Total dividends and distributions	(0.17)		(0.37)	(0.55)	(1.59)	(1.58)	(1.93)

Net Asset Value, End of Year/Period	$13.79		$14.56	$12.96	$14.56	$18.94	$15.56

Total Return*	(4.17)%		15.57%	(7.06)%	(16.03)%	33.47%	(1.93)%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$38,137		$46,281	$56,487	$97,639	$118,587	$88,222
Ratio of gross operating expenses to average net assets (2)	1.52	%(6)	1.46%	1.42%	1.36%	1.51%	1.60%
Ratio of net operating expenses to average net assets (3)	1.52	%(6)	1.46%	1.42%	1.36%	1.51%	1.60%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	1.78	%(6)	2.23%	1.53%	0.80%	0.64%	1.16%
Portfolio Turnover Rate	90	%(7)	141%	12%	116%	160%	187%

	CLASS C
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$14.62		$13.00	$14.63	$19.06	$15.68	$17.95
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.07		0.19	0.10	0.01	(0.02)	0.07
Net realized and unrealized gain (loss)	(0.72)		1.69	(1.26)	(2.94)	4.89	(0.51)
Total from investment operations	(0.65)		1.88	(1.16)	(2.93)	4.87	(0.44)

Dividends and Distributions:
Dividends from net investment income	(0.13)		(0.26)	(0.11)	(0.32)	(0.19)	(0.18)
Distributions from realized gains	-		-	(0.36)	(1.18)	(1.30)	(1.65)
Total dividends and distributions	(0.13)		(0.26)	(0.47)	(1.50)	(1.49)	(1.83)

Net Asset Value, End of Year/Period	$13.84		$14.62	$13.00	$14.63	$19.06	$15.68

Total Return*	(4.49)%		14.70%	(7.80)%	(16.64)%	32.51%	(2.62)%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$20,278		$25,767	$34,243	$52,362	$75,701	$65,907
Ratio of gross operating expenses to average net assets (4)	2.27	%(6)	2.21%	2.17%	2.11%	2.26%	2.35%
Ratio of net operating expenses to average net assets (5)	2.27	%(6)	2.21%	2.17%	2.11%	2.26%	2.35%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	1.04	%(6)	1.47%	0.79%	0.05%	(0.11)%	0.42%
Portfolio Turnover Rate	90	%(7)	141%	12%	116%	160%	187%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:
	1.51	%(6)	1.45%	N/A	N/A	N/A	N/A
(3)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class A:
	1.51	%(6)	1.45%	N/A	N/A	N/A	N/A
(4)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:
	2.26	%(6)	2.20%	N/A	N/A	N/A	N/A
(5)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class C:
	2.26	%(6)	2.20%	N/A	N/A	N/A	N/A
(6)	Annualized for periods less than one year.
(7)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Global Real Estate Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$15.44		$13.70	$15.34	$19.84	$16.19	$18.42
Income (Loss) from Investment Operations:
Net investment income (1)	0.17		0.36	0.27	0.20	0.18	0.28
Net realized and unrealized gain (loss)	(0.77)		1.78	(1.34)	(3.07)	5.08	(0.54)
Total from investment operations	(0.60)		2.14	(1.07)	(2.87)	5.26	(0.26)

Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.40)	(0.21)	(0.45)	(0.31)	(0.32)
Distributions from realized gains	-		-	(0.36)	(1.18)	(1.30)	(1.65)
Total dividends and distributions	(0.18)		(0.40)	(0.57)	(1.63)	(1.61)	(1.97)

Net Asset Value, End of Year/Period	$14.66		$15.44	$13.70	$15.34	$19.84	$16.19

Total Return*	(3.92)%		16.06%	(6.78)%	(15.74)%	34.06%	(1.51)%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$204,275		$245,406	$376,980	$571,664	$678,440	$544,432
Ratio of gross operating expenses to average net assets	1.27	%(6)	1.20%	1.17%	1.11%	1.26%	1.35%
Ratio of net operating expenses to average net assets	1.05	%(6)	1.05%	1.04%	1.04%	1.12%	1.19%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.24	%(6)	2.62%	1.92%	1.12%	1.02%	1.68%
Portfolio Turnover Rate	90	%(7)	141%	12%	116%	160%	187%

	CLASS R6
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$15.72		$13.93	$15.56	$20.09	$16.35	$18.55
Income (Loss) from Investment Operations:
Net investment income (1)	0.18		0.36	0.29	0.23	0.22	0.31
Net realized and unrealized gain (loss)	(0.79)		1.83	(1.35)	(3.13)	5.13	(0.54)
Total from investment operations	(0.61)		2.19	(1.06)	(2.90)	5.35	(0.23)

Dividends and Distributions:
Dividends from net investment income	(0.18)		(0.40)	(0.21)	(0.45)	(0.31)	(0.32)
Distributions from realized gains	-		-	(0.36)	(1.18)	(1.30)	(1.65)
Total dividends and distributions	(0.18)		(0.40)	(0.57)	(1.63)	(1.61)	(1.97)

Net Asset Value, End of Year/Period	$14.93		$15.72	$13.93	$15.56	$20.09	$16.35

Total Return*	(3.91)%		16.15%	(6.61)%	(15.69)%	34.29%	(1.32)%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$3,130		$3,960	$32,221	$50,074	$32,039	$31,355
Ratio of gross operating expenses to average net assets	1.27	%(6)	1.19%	1.17%	1.11%	1.26%	1.36%
Ratio of net operating expenses to average net assets	0.95	%(6)	0.95%	0.94%	0.94%	0.97%	1.00%
Ratio of net investment income after expense reimbursement/recoupment to average net assets	2.37	%(6)	2.60%	2.02%	1.30%	1.18%	1.86%
Portfolio Turnover Rate	90	%(7)	141%	12%	116%	160%	187%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:
	1.26	%(6)	1.19%	N/A	N/A	N/A	N/A
(3)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class I:
	1.04	%(6)	1.04%	N/A	N/A	N/A	N/A
(4)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:
	1.26	%(6)	1.18%	N/A	N/A	N/A	N/A
(5)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly Global Real Estate Fund - Class R6:
	0.94	%(6)	0.94%	N/A	N/A	N/A	N/A
(6)	Annualized for periods less than one year.
(7)	Not annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Hedged Equity Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$12.73		$10.77	$9.99	$11.18	$10.83	$10.42
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.02)		(0.04)	(0.01)	(0.03)	(0.08)	(0.05)
Net realized and unrealized gain (loss)	0.49		2.03	1.03	(0.06)	1.17	0.72
Total from investment operations	0.47		1.99	1.02	(0.09)	1.09	0.67

Dividends and Distributions:
Dividends from net investment income	-		-	-	(1.10)	(0.74)	-
Distributions from realized gains	-		(0.03)	(0.24)	-	-	(0.26)
Total dividends and distributions	-		(0.03)	(0.24)	(1.10)	(0.74)	(0.26)

Net Asset Value, End of Year/Period	$13.20		$12.73	$10.77	$9.99	$11.18	$10.83

Total Return*	3.69%		18.48%	10.45%	(1.17)%	10.67%	6.56%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$8,106		$5,787	$3,348	$1,538	$1,899	$1,537
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,4)	1.85	%(8)	1.89%	1.95%	2.02%	2.04%	2.07%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,5)	1.58	%(8)	1.58%	1.61%	1.54%	2.04%	2.01%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(0.36)	%(8)	(0.38)%	(0.14)%	(0.33)%	(0.73)%	(0.44)%
Portfolio Turnover Rate	27	%(9)	28%	12%	23%	44%	173%

	CLASS C
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$12.32		$10.51	$9.82	$10.90	$10.57	$10.28
Income (Loss) from Investment Operations:
Net investment loss (1)	(0.07)		(0.14)	(0.08)	(0.10)	(0.14)	(0.14)
Net realized and unrealized gain (loss)	0.49		1.98	1.01	(0.08)	1.12	0.69
Total from investment operations	0.42		1.84	0.93	(0.18)	0.98	0.55

Dividends and Distributions:
Dividends from net investment income	-		-	-	(0.90)	(0.65)	-
Distributions from realized gains	-		(0.03)	(0.24)	-	-	(0.26)
Total dividends and distributions	-		(0.03)	(0.24)	(0.90)	(0.65)	(0.26)

Net Asset Value, End of Year/Period	$12.74		$12.32	$10.51	$9.82	$10.90	$10.57

Total Return*	3.41%		17.51%	9.70%	(1.95)%	9.77%	5.47%+

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$2,948		$1,844	$460	$366	$746	$1,781
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,6)	2.60	%(8)	2.64%	2.70%	2.77%	2.68%	2.81%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,7)	2.33	%(8)	2.33%	2.36%	2.29%	2.68%	2.94%
Ratio of net investment loss (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(1.10	)%(8)	(1.19)%	(0.81)%	(1.02)%	(1.31)%	(1.36)%
Portfolio Turnover Rate	27	%(9)	28%	12%	23%	44%	173%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)			Does not include the expenses of other investment companies in which the Fund invests.
(3)			Recognition of investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(4)			Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:
	1.77	%(8)	1.81%	1.84%	1.99%	1.99%	2.05%
(5)			Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class A:
	1.50	%(8)	1.50%	1.50%	1.51%	1.99%	1.99%
(6)			Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:
	2.52	%(8)	2.56%	2.59%	2.74%	2.63%	2.79%
(7)			Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class C:
	2.25	%(8)	2.25%	2.25%	2.26%	2.63%	2.92%
(8)	Annualized for periods less than one year.
(9)	Not annualized.
+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

Easterly Hedged Equity Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS I
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$12.98		$10.96	$10.13	$11.33	$10.96	$10.53
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	-		(0.01)	0.01	(0.01)	(0.06)	(0.03)
Net realized and unrealized gain (loss)	0.49		2.06	1.06	(0.07)	1.19	0.72
Total from investment operations	0.49		2.05	1.07	(0.08)	1.13	0.69

Dividends and Distributions:
Dividends from net investment income	(0.01)		-	-	(1.12)	(0.76)	-
Distributions from realized gains	-		(0.03)	(0.24)	-	-	(0.26)
Total dividends and distributions	(0.01)		(0.03)	(0.24)	(1.12)	(0.76)	(0.26)

Net Asset Value, End of Year/Period	$13.46		$12.98	$10.96	$10.13	$11.33	$10.96

Total Return*	3.79%		18.71%	10.80%	(0.98)%	10.91%	6.69%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$192,931		$167,039	$113,264	$61,982	$33,478	$41,145
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,4)	1.60	%(8)	1.64%	1.70%	1.77%	1.84%	1.82%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,5)	1.33	%(8)	1.33%	1.36%	1.29%	1.84%	1.81%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	(0.05	)%(8)	(0.08)%	0.14%	(0.13)%	(0.51)%	(0.29)%
Portfolio Turnover Rate	27	%(9)	28%	12%	23%	44%	173%

	CLASS R6
	Six Months Ended February 28, 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$13.40		$11.29	$10.40	$11.58	$11.13	$10.64
Income (Loss) from Investment Operations:
Net investment income (loss) (1)	0.01		0.04	0.07	0.02	(0.02)	0.02
Net realized and unrealized gain (loss)	0.53		2.10	1.06	(0.08)	1.23	0.73
Total from investment operations	0.54		2.14	1.13	(0.06)	1.21	0.75

Dividends and Distributions:
Dividends from net investment income	(0.01)		-	-	(1.12)	(0.76)	-
Distributions from realized gains	-		(0.03)	(0.24)	-	-	(0.26)
Total dividends and distributions	(0.01)		(0.03)	(0.24)	(1.12)	(0.76)	(0.26)

Net Asset Value, End of Year/Period	$13.93		$13.40	$11.29	$10.40	$11.58	$11.13

Total Return*	4.05	%+	18.96%+	11.10%	(0.77)%	11.49%	7.19%

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$658		$935	$1,766	$11,289	$17,970	$9,702
Ratio of gross operating expenses (including dividend and interest expense) to average net assets (2,6)	1.60	%(8)	1.64%	1.70%	1.77%	1.84%	1.81%
Ratio of net operating expenses (including dividend and interest expense) to average net assets (2,7)	1.07	%(8)	1.07%	1.10%	1.03%	1.38%	1.36%
Ratio of net investment income (loss) (including dividend and interest expense) after expense reimbursement/recoupment to average net assets (3)	0.19	%(8)	0.37%	0.64%	0.20%	(0.20)%	0.16%
Portfolio Turnover Rate	27	%(9)	28%	12%	23%	44%	173%

(1)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)			Does not include the expenses of other investment companies in which the Fund invests.
(3)			Recognition of investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(4)			Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:
	1.52	%(8)	1.56%	1.59%	1.74%	1.79%	1.79%
(5)			Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class I:
	1.25	%(8)	1.25%	1.25%	1.26%	1.79%	1.79%
(6)			Ratio of gross expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:
	1.52	%(8)	1.56%	1.59%	1.74%	1.79%	1.78%
(7)			Ratio of net operating expenses to average net assets (excluding dividend and interest expenses) for the Easterly Hedged Equity Fund - Class R6:
	0.99	%(8)	0.99%	0.99%	1.00%	1.33%	1.34%
(8)	Annualized for periods less than one year.
(9)	Not annualized
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly ROCMuni High Income Municipal Bond Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	CLASS A
	Six Months Ended February 28 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	For the Period Ended August 31, 2022 (1)
Net Asset Value, Beginning of Year/Period	$7.29		$7.11	$7.87	$8.74
Income (Loss) from Investment Operations:
Net investment income	0.22	(2)	0.46	0.43	0.24
Net realized and unrealized gain (loss)	(0.36)		0.15	(0.74)	(0.87)
Total from investment operations	(0.14)		0.61	(0.31)	(0.63)

Dividends and Distributions:
Dividends from net investment income	(0.20)		(0.43)	(0.45)	(0.24)
Total dividends and distributions	(0.20)		(0.43)	(0.45)	(0.24)

Net Asset Value, End of Year/Period	$6.95		$7.29	$7.11	$7.87

Total Return*	(2.17	)%(3)	8.76%	(4.02)%	(7.27	)%(3)

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$21,328		$16,241	$5,739	$375
Ratio of gross operating expenses to average net assets (including interest expenses) (5)	1.20	%(4)	1.12%	1.27%	1.27	%(4)
Ratio of net operating expenses to average net assets (including interest Expenses) (6)	1.17	%(4)	1.12%	1.23%	1.20	%(4)
Ratio of net investment income after expense reimbursement/recoupment to average net assets	6.25	%(4)	6.50%	5.52%	5.44	%(4)
Portfolio Turnover Rate	8	%(3)	24%	21%	53	%(3)

	CLASS I
	Six Months Ended February 28 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Year Ended August 31, 2020
Net Asset Value, Beginning of Year/Period	$7.32		$7.21	$7.91	$9.27	$9.12	$10.36
Income (Loss) from Investment Operations:
Net investment income (loss)	0.23	(2)	0.49	0.43	0.46	0.51	0.60
Net realized and unrealized gain (loss)	(0.36)		0.07	(0.67)	(1.35)	0.15	(1.24)
Total from investment operations	(0.13)		0.56	(0.24)	(0.89)	0.66	(0.64)

Dividends and Distributions:
Dividends from net investment income	(0.22)		(0.45)	(0.46)	(0.47)	(0.51)	(0.56)
Distributions from realized gains	-		-	-	-	-	(0.04)
Total dividends and distributions	(0.22)		(0.45)	(0.46)	(0.47)	(0.51)	(0.60)

Net Asset Value, End of Year/Period	$6.97		$7.32	$7.21	$7.91	$9.27	$9.12

Total Return*	(2.06	)%(3)+	7.94%	(2.94)%	(9.88)%	7.49%	(6.34)%

Ratios and Supplemental Data:
Net assets, end of year/period(000s)	$184,044		$267,851	$240,235	$272,640	$289,438	$201,763
Ratio of gross operating expenses to average net assets (including interest expenses) (7)	0.91	%(4)	0.87%	1.04%	0.86%	0.78%	0.80%
Ratio of net operating expenses to average net assets (including interest Expenses) (8)	0.89	%(4)	0.88%	1.00%	0.83%	0.73%	0.74%
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	6.42	%(4)	6.82%	5.75%	5.35%	5.70%	6.28%
Portfolio Turnover Rate	8	%(3)	24%	21%	53%	64%	41%

(1)			Inception date for the A Class was February 16, 2022.
(2)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)			Not annualized.
(4)			Annualized.
(5)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class A:
	1.08	%(4)	1.05%	1.07%	1.06%	N/A	N/A
(6)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class A:
	1.04	%(4)	1.05%	1.03%	0.98%	N/A	N/A
(7)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class I:
	0.82	%(4)	0.80%	0.81%	0.76%	0.77%	0.79%
(8)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Class I:
	0.80	%(4)	0.80%	0.77%	0.73%	0.73%	0.73%
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly ROCMuni High Income Municipal Bond Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Investor
	Six Months Ended February 28 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	Year Ended August 31, 2022	Year Ended August 31, 2021	Period Ended August 31, 2020 (1)
Net Asset Value, Beginning of Year/Period	$7.36		$7.23	$7.96	$9.32	$9.18	$8.66
Income (Loss) from Investment Operations:
Net investment income	0.21	(2)	0.45	0.40	0.41	0.48	0.22
Net realized and unrealized gain (loss)	(0.35)		0.09	(0.70)	(1.35)	0.13	0.51	(3)
Total from investment operations	(0.14)		0.54	(0.30)	(0.94)	0.61	0.73

Dividends and Distributions:
Dividends from net investment income	(0.21)		(0.41)	(0.43)	(0.42)	(0.47)	(0.21)
Total dividends and distributions	(0.21)		(0.41)	(0.43)	(0.42)	(0.47)	(0.21)

Net Asset Value, End of Year/Period	$7.01		$7.36	$7.23	$7.96	$9.32	$9.18

Total Return*	(2.30	)%(6)+	7.66%	(3.81)%	(10.28)%	6.82%	8.56	%(6)

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$38,885		$51,608	$28,801	$20,740	$12,420	$278
Ratio of gross operating expenses to average net assets (including interest expenses) (4)	1.42	%(7)	1.37%	1.54%	1.38%	1.28%	1.32	%(7)
Ratio of net operating expenses to average net assets (including interest Expenses) (5)	1.39	%(7)	1.38%	1.50%	1.35%	1.24%	1.23	%(7)
Ratio of net investment income after expense reimbursement/recoupment to average net assets	5.93	%(7)	6.30%	5.25%	4.89%	5.20%	6.21	%(7)
Portfolio Turnover Rate	8	%(6)	24%	21%	53%	64%	41	%(6)

(1)			Inception date for the A Class was March 23, 2020.
(2)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)			The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.
(4)			Ratio of gross expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Investor Class:
	1.32	%(7)	1.30%	1.31%	1.26%	1.27%	1.32	%(7)
(5)			Ratio of net operating expenses to average net assets (excluding interest expenses) for the Easterly ROCMuni High Income Municipal Bond Fund - Investor Class:
	1.29	%(7)	1.30%	1.27%	1.23%	1.23%	1.23	%(7)
(6)	Not annualized.
(7)	Annualized.
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.
+	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

Easterly ROCMuni Short Term Municipal Bond Fund

FINANCIAL HIGHLIGHTS (For a share outstanding throughout each year/period)

	Class I
	Six Months Ended February 28 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	For the Period Ended August 31, 2022 (1)
Net Asset Value, Beginning of Year/Period	$4.25		$4.22	$4.26	$4.25
Income (Loss) from Investment Operations:
Net investment income	0.08	(2)	0.17	0.14	0.03
Net realized and unrealized gain (loss)	(0.01)		0.03	(0.04)	0.01	(3)
Total from investment operations	0.07		0.20	0.10	0.04

Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.17)	(0.14)	(0.03)
Total dividends and distributions	(0.08)		(0.17)	(0.14)	(0.03)

Net Asset Value, End of Year/Period	$4.24		$4.25	$4.22	$4.26

Total Return*	1.75	%(4)	4.82%	2.36%	1.02	%(4)

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$62,807		$46,949	$53,211	$29,970
Ratio of gross operating expenses to average net assets (including interest expenses) (6)	1.06	%(5)	1.11%	1.09%	4.41	%(5)
Ratio of net operating expenses to average net assets (including interest Expenses) (7)	0.70	%(5)	0.72%	0.71%	0.70	%(5)
Ratio of net investment income after expense reimbursement/recoupment to average net assets	3.92	%(5)	3.97%	3.42%	2.25	%(5)
Portfolio Turnover Rate	40	%(4)	67%	75%	24	%(4)

	Investor
	Six Months Ended February 28 2025 (Unaudited)		Year Ended August 31, 2024	Year Ended August 31, 2023	For the Period Ended August 31, 2022 (1)
Net Asset Value, Beginning of Year/Period	$4.24		$4.21	$4.26	$4.25
Income (Loss) from Investment Operations:
Net investment income (loss)	0.08	(2)	0.16	0.13	0.03
Net realized and unrealized gain (loss)	-		0.03	(0.05)	0.01	(3)
Total from investment operations	0.08		0.19	0.08	0.04

Dividends and Distributions:
Dividends from net investment income	(0.08)		(0.16)	(0.13)	(0.03)
Total dividends and distributions	(0.08)		(0.16)	(0.13)	(0.03)

Net Asset Value, End of Year/Period	$4.24		$4.24	$4.21	$4.26

Total Return*	1.87	%(4)	4.57%	1.87%	0.94	%(4)

Ratios and Supplemental Data:
Net assets, end of year/period (000s)	$8,022		$9,176	$127	$28
Ratio of gross operating expenses to average net assets (including interest expenses) (8)	1.31	%(5)	1.35%	1.37%	5.60	%(5)
Ratio of net operating expenses to average net assets (including interest Expenses) (9)	0.95	%(5)	0.97%	0.95%	0.95	%(5)
Ratio of net investment income (loss) after expense reimbursement/recoupment to average net assets	3.67	%(5)	3.72%	3.18%	2.27	%(5)
Portfolio Turnover Rate	40	%(4)	67%	75%	24	%(4)

(1)			Inception date for the Fund was April 27, 2022.
(2)			Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)			The realized and unrealized gain per share in this caption is a balancing amount necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains on the Statement of Operations due to share transactions for the period.
(4)			Not annualized.
(5)			Annualized.
(6)			Ratio of gross expenses to average net assets (excluding interest expenses)
	1.06%		1.09%	1.09%	4.41	%(5)
(7)			Ratio of net operating expenses to average net assets (excluding interest expenses)
	0.70%		0.70%	0.70%	0.70	%(5)
(8)			Ratio of gross expenses to average net assets (excluding interest expenses)
	1.31%		1.33%	1.36%	5.59	%(5)
(9)			Ratio of net operating expenses to average net assets (excluding interest expenses)
	0.95%		0.95%	0.95%	0.95	%(5)
*	Assumes reinvestment of all dividends and distributions and does not assume the effects of any sales charges. Aggregate (not annualized) total return is shown for any period shorter than one year. Total return does not reflect the deduction of taxes that a shareholder would pay on distributions or on the redemption of shares.

See accompanying notes to financial statements.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

James Alpha Funds Trust (the “Trust”) was organized in 2020, as a Delaware Statutory Trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of seven series. Easterly Investment Partners LLC serves as the Funds’ advisor. These financial statements include the following four series:

Fund	Sub-Advisor
Easterly Global Real Estate Fund (“Global Real Estate”)
Easterly Hedged Equity Fund (“Hedged Equity”)	EAB Investment Group, LLC
Easterly ROCMuni High Income Municipal Bond Fund (“High Income Muni”)
Easterly ROCMuni Short Term Municipal Bond Fund (“Short Term Muni”)

Ultimus Fund Solutions, LLC (the “Administrator”), serves the Trust as administrator, custody administrator, transfer agent and fund accounting agent.

The Global Real Estate Fund, Hedged Equity Fund and High Income Muni Funds are diversified Funds. The Short Term Muni Fund is a Non-diversified Fund.

Fund	Primary Objective
Global Real Estate	Total return through a combination of current income and capital appreciation
Hedged Equity	Capital appreciation
High Income Muni	Current income exempt from regular federal income tax.
Short Term Muni	Current income exempt from regular federal income tax

The Principal Street High Income Municipal Fund and the Principal Street Short Term Municipal Fund (each an “Existing Fund”) were reorganized on October 4, 2024, from a series of The Managed Portfolio Series Trust, a Delaware statutory trust, to a series of the Trust, into the Easterly ROCMuni High Income Municipal Bond Fund and the Easterly ROCMuni Short Term Municipal Bond Fund (each a “Survivor Fund”). As a series of the Trust, the Institutional Class, Investor Class and Class A for the Principal Street High Income Municipal Fund and the Institutional Class and Investor Class of the Principal Street Short Term Municipal Fund of the Existing Funds converted to Institutional Class, Investor Class and Class A of the Surviving Funds, respectively. The details of this re-organization are shown below.

At the Close of Business on October 4, 2024

	Principal Street High Income Municipal Fund	Easterly ROCMuni High Income Municipal Bond Fund	NAVs
Net Assets Institutional	269,003,500	269,003,500	7.35
Net Assets Investor	53,040,426	53,040,426	7.39
Net Assets Class A	18,811,097	18,811,097	7.32

Shares Redeemed/Received Institutional Class	36,599,786	36,599,786
Shares Redeemed/Received Investor Class	7,179,114	7,179,114
Shares Redeemed/Received Class A	2,570,348	2,570,348

	Principal Street Short Term Income Municipal Fund	Easterly ROCMuni Short Term Municipal Bond Fund	NAVs
Net Assets Institutional	44,209,866	44,209,866	4.25
Net Assets Investor	9,206,959	9,206,959	4.24

Shares Redeemed/Received Institutional Class	10,408,031	10,408,031
Shares Redeemed/Received Investor Class	2,170,298	2,170,298

Hedged Equity is a “fund of funds”, in that the Fund will generally invest in other investment companies. Currently, each Fund offers Class A, Class C, Class I and Class R6 shares. Class A shares of each fund are offered at net asset value plus a maximum sales load of 5.75%. Class C shares are offered subject to a CDSC of 1.00%. Class I and Class R6 shares are offered at net asset value. Each class represents an interest in the same assets of the applicable Fund, and the classes are identical except for differences in their sales

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

charge structures, ongoing service and distribution charges. Class R6 shares are only available to certain qualified investors and the minimum initial investment will vary depending on the type of qualified investor. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Fund level income and expenses and realized and unrealized capital gains and losses are allocated to each class of shares based on their relative net assets within each Fund. Class specific expenses are allocated to that share class.

The following is a summary of significant accounting policies followed by the Funds in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Operating Segments- The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023 -07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

(a) Valuation of Investments

Investment securities listed on a national securities exchange are valued at the last reported sale price on the valuation date. NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP). If there are no such reported sales, the securities are valued at the mean between current bid and ask. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees using methods which include current market quotations from a major market maker in the securities and trader-reviewed “matrix” prices. Short-term debt securities having a remaining maturity of sixty days or less may be valued at amortized cost or amortized value, which approximates market value. U.S. Government Money Market values all of its securities on the basis of amortized cost, which approximates market value. Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the last bid and ask price. Options not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean of the current bid and asked prices. Futures are valued based on their daily settlement value. Swap transactions are valued through an independent pricing service or at fair value based on daily price reporting from the swap counterparty issuing the swap. Total return swaps on securities listed on an exchange shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by the Board of Trustees (the “Board”). There is no single standard for determining the fair value of such securities. Rather, in determining the fair value of a security, the board-appointed Valuation Designee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine the fair value of a security. The Global Real Estate Fund uses fair value prices as provided by an independent pricing vendor on a daily basis for those securities traded on a foreign exchange. Foreign currency and Forward currency exchange contracts are valued daily at the London close each day. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic or political developments in a specific state, industry or region. Investments in foreign countries may involve certain considerations and risks not typically associated with domestic investments, including, but not limited to, the possibility of future political and economic developments and the level of government supervision and regulation of foreign securities markets.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2025, for the Funds’ assets and liabilities measured at fair value:

Global Real Estate

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$124,134,979	$133,154,385	$-	$257,289,364
Total	$124,134,979	$133,154,385	$-	$257,289,364

Hedged Equity

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$167,855,850	$-	$-	$167,855,850
Put Options Purchased	-	7,748,400	-	7,748,400
Total	$167,855,850	$7,748,400	$-	$175,604,250
Derivatives* - Assets
Total Return Swaps	$-	$5,982,775	$-	$5,982,775
Total	$-	$5,982,775	$-	$5,982,775
Derivatives* - Liabilities
Call Options Written	$310,850	$-	$-	$310,850
Put Options Written	-	2,118,600	-	2,118,600
Total	$310,850	$2,118,600	$-	$2,429,450

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

High Income Muni

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$-	$-	$5,629,050	$5,629,050
Corporate Bonds	-	-	14,208,738	14,208,738
Municipal Bonds	-	204,774,837	5,175,117	209,949,954
Total	$-	$204,774,837	$25,012,905	$229,787,742

Short Term Muni

Assets*	Level 1	Level 2	Level 3	Total
Municipal Bonds	$-	$65,932,925	$-	$65,932,925
Total	$-	$65,932,925	$-	$65,932,925

It is the Funds’ policy to recognize transfers into and out of Levels at the end of the reporting period.

*	Refer to the Schedules of Investments for industry or category classifications.

The following is a reconciliation of Level 3 assets in the High Income Fund for which significant unobservable inputs were used to determine fair value:

Investment in Securities
Balance as of August 31, 2024	$17,229,761
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	(324,506)
Paid-in-kind interest	247,650
Net purchases (sales)	(500,000)
Transfers into and/or out of Level 3	8,360,000
Balance as of February 28, 2025	$25,012,905

Unrealized appreciation/depreciation for Level 3 investments as of February 28, 2025	(4,203,159)

The Level 3 investments as of February 28, 2025 for the High Income Fund represented 8.6% of the Fund’s net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments for the High Income Fund as of February 28, 2025:

Security Description	Security Type	Fair Value as of February 28, 2025	Valuation Technique	Unobservable Input*	Range	Weighted Average
9595 SPV1, LLC 12.00%, 9/1/2025	Corporate Bond	$4,070,000	Expected Recovery	Collateral Value	100%	N/A
CalPlant I,LLC 9.50%, 9/15/2024	Corporate Bond	2,325,000	Liquidation Approach	Recovery Rate	93%	N/A
CalPlant I,LLC 15.00%, 7/1/2025	Corporate Bond	1,290,000	Liquidation Approach	Recovery Rate	100%	N/A
Conivival Funding 2022 III, LLC 12.00%, 11/15/2056	Corporate Bond	5,273,738	Expected Recovery	Collateral Value	100%	N/A
LSC Estro Prime 12.00%, 4/30/2025	Corporate Bond	1,250,000	Expected Recovery	Collateral Value	100%	N/A
Next Renewable Fuels Series A	Convertible Preferred Stock	5,629,050	Expected Recovery	Collateral Value	100%	N/A
Sunland Medical Foundation 12.00%, 4/30/2025	Municipal Bond	4,394,740	Liquidation Approach	Recovery Rate	39%	N/A
William King 12.00%, 10/01/2024	Municipal Bond	780,377	Expected Recovery	Collateral Value	100%	N/A

Significant increases and decreases in the unobservable inputs used to determine fair value of Level 3 assets could result in significantly higher or lower fair Value measurements. An increase to the unobservable input would result in an increase to the fair value. A decrease to the unobservable input would have the opposite effect.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

(b) Federal Income Tax

It is each Fund’s policy to continue to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on its 2021-2023 returns and expected to be taken in the Funds’ 2024 returns and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended February 28, 2025, the Funds did not incur any interest or penalties.

(c) Security Transactions and Other Income

Security transactions are reflected for financial reporting purposes as of the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis including premium amortized and discount accreted. All paydown gains and losses are classified as interest income in the accompanying Statements of Operations in accordance with U.S. GAAP. Discounts and premiums on securities purchased are accreted and amortized, over the lives of the respective securities with a corresponding increase/decrease in the cost basis of that security using the yield to maturity method, or where applicable, the first call date of the security. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

(d) Dividends and Distributions

The following table summarizes each Fund’s intended dividend and capital gain declaration policy:

	Income	Capital
Fund	Dividends	Gains
Global Real Estate	Quarterly	Quarterly
Hedged Equity	Annually	Annually
High Income	Daily	Annually
Short Term	Daily	Annually

Each Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are either permanent or temporary in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-surplus or tax return of capital. These reclassifications have no effect on net assets, results from operations or net asset value per share of each Fund.

(e) Allocation of Expenses

Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds on an equal basis or another reasonable basis.

(f) Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Trust’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Trust may be delayed or limited.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

(g) Indemnification

The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

(h) Other

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Foreign currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the company’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Real Estate Investment Trust (“REIT”). The Global Real Estate Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be estimated based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year.

Market Disruptions Risk. The Funds are subject to investment and operational risks associated with financial, economic and other global market developments and disruptions, including the recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID‐19), which can negatively impact the securities markets and cause the Funds to lose value.

2.	MANAGEMENT FEE, ADMINISTRATION FEE AND OTHER TRANSACTIONS WITH AFFILIATES

(a) Easterly Investment Partners LLC acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with each Fund’s respective investment policies and restrictions. Each investment sub-advisor is responsible for the day-to-day management of its Fund’s portfolios. Easterly Investment Partners LLC serves the Funds in a supervision capacity with responsibility to monitor the performance of the Funds’ outside service providers, assist in the review of financial statements and other regulatory filings and board meeting materials related to each Fund. The management fees are payable to Easterly Investment Partners LLC monthly by each Fund and are computed daily as shown in the table below. The Funds’ subadvisors are paid by the manager, not the Funds. Prior to October 4, 2025 Principal Street Partners, LLC was the investment advisor for High Income Muni and Short Term Muni.

(b) Pursuant to an operating expense limitation agreement between Easterly Investment Partners LLC and the Funds, Easterly Investment Partners LLC has contractually agreed to waive all or a portion of its advisory fee and/or pay expenses of the Fund so that total annual Fund operating expenses (excluding front-end and contingent deferred sales loads, leverage, interest and tax expenses, dividends and interest on short positions, brokerage commissions, expenses incurred in connection with any merger, reorganization or liquidation, extraordinary or non-routine expenses and Acquired Fund Fees and Expenses) do not exceed the expense limitation

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

shown in the table below, and is based on the Funds’ average daily net assets. This operating expense limitation agreement cannot be terminated during its term. Easterly Investment Partners LLC is permitted to seek reimbursement from the Fund, subject to limitations, for management fees waived and Fund expenses Easterly Investment Partners LLC or Easterly Funds LLC (as the Funds’ prior investment advisor) paid within three (3) years of the end of the fiscal year in which such management fees were waived or expenses paid, as long as the reimbursement does not cause the Fund’s operating expenses to exceed (i) the expense cap in place at the time the fees were waived or the expenses were incurred; or (ii) the current expense cap, whichever is less. Prior to October 4, 2025, Principal Street Partners, LLC contractually waived the expenses at the same rates for High Income Muni and Short Term Muni. The expense limitation agreement will be in effect through December 31, 2025.

Fund	Agreement	Cl A	Cl C	Investor	Cl I	CL R6	Expires
Global Real Estate	0.90%	1.69%	2.37%	NA	1.04%	0.94%	12/31/2025
Hedged Equity	1.20%	1.50%	2.25%	NA	1.25%	0.99%	12/31/2025
High Income Muni	0.55%	1.05%	NA	1.30%	0.80%	NA	10/4/2027
Short Term Muni	0.45%	NA	NA	0.95%	0.70%	NA	10/4/2027

The following table shows the available waived expenses and expiration date for each Fund subject to potential recovery.

Fund	8/31/2025	8/31/2026	8/31/2027
Global Real Estate	$498,797	$664,778	$517,149
Hedged Equity	320,557	355,145	446,764
High Income Muni	89,955	78,680	24,821
Short Term Muni	128,142	198,611	205,820

(c) Easterly Securities LLC (the “Distributor”) is the Trust’s Distributor and is an affiliate of the Advisor. The Trust with respect to the Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) with respect to the sale and distribution of Class A shares, Class C shares and Investor Class of Shares of the Fund as shown in the chart below. The Plan provides that the Fund will pay the Distributor and other entities, including a broker-dealer affiliate of the Adviser, are paid pursuant to the Plans provided and the expenses borne by the distributor and others in the distribution of Fund shares a fee, which is accrued daily and paid monthly, at the annual rates of the average daily net assets as shown in the chart below. Prior to October 4, 2024, Quasar Distributors, LLC was the distributor for High Income Muni and Short Term Muni.

	12b-1 Fees
Fund	Cl A	Cl C	Investor
Global Real Estate Fund	0.25%	1.00%	NA
Hedged Equity Fund	0.25%	1.00%	NA
High Income Muni	0.25%	NA	0.50%
Short Term Muni	NA	NA	0.25%

For the six months ended, February 28, 2025, sales charges on sales of the Fund’s Class A shares were as follows:

Sales Charges Class A
Fund	Easterly Securities, LLC
Global Real Estate	$7,560
Hedged Equity Fund	34,151
High Income Muni	63,460

For the six months ended February 28, 2025 CDSC fees were as follows.

Fund	CDSC Fees
Global Real Estate	$4
Hedged Equity	23
High Income Muni	1,987

(d) Ultimus Fund Solutions, LLC (“UFS”), an affiliate of UFD provides administrative, fund accounting and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) a minimum annual fee or basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Prior to the closed of business

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

on October 4, 2024 U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, acts as the Administrator, Transfer Agent, and Fund Accountant for the High Income Muni and Short Term Income Funds.

In addition, certain affiliates of the Distributor provide services to the Trust as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. Prior to the closed of business on October 4, 2024 for the High Income Muni and Short Term Muni Funds the Chief Compliance Officer were employees of U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Trust on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Certain employees of UFS and NLCS are also officers of the Trust, and are not paid any fees directly by the Trust for serving in such capacity.

3.	INVESTMENT TRANSACTIONS

(a) For the six months ended February 28, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchases	Sales
Global Real Estate Fund	$250,075,593	$268,461,609
Hedged Equity Fund	54,047,791	45,338,266
High Income Muni	24,347,835	105,822,138
Short Term Muni	38,966,619	24,243,225

(b) Certain Funds may enter into options contracts. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Fund if the option is exercised.

Premiums paid when put or call options are purchased by the Fund, represent investments, which are marked-to-market daily. When a purchase option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid.

Certain Funds may write covered call options. This means that the Fund will own the security subject to the option or an option to purchase the same underlying security, having an exercise price equal to or less than the exercise price of the covered option, or will establish and maintain with its custodian for the term of the option, an account consisting of cash, U.S. government securities or other liquid securities having a value equal to the fluctuating market value of the securities on which the Fund holds a covered call position.

When a Fund writes a call option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain equal to the amount of the premium received. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received.

The liability representing a Fund’s obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the last available bid price.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

The Funds may enter into options for hedging purposes. The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price.

(c) Certain Funds may enter into foreign currency exchange contracts. Because various Funds may invest in securities denominated in foreign currencies, they may seek to hedge foreign currency risks by engaging in foreign currency exchange transactions. These may include buying or selling foreign currencies on a spot basis, entering into foreign currency forward contracts, and buying and selling foreign currency options, foreign currency futures, and options on foreign currency futures. Currency exchange rates may fluctuate significantly over short periods and can be subject to unpredictable change based on such factors as political developments and currency controls by foreign governments.

(d) Swap Agreements – Certain funds are subject to equity price risk and/or interest rate risk in the normal course of pursuing their respective investment objectives. The Funds may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), commodity or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. The Funds amortize upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. The Funds segregate liquid securities having a value at least equal to the amount of their current obligation under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. The Funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

(e) Other Investment Companies or Exchange Traded Funds – Certain Funds may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”). An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security. Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close. The ETFs in which a Fund invests may be subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which a Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost. In addition to the advisory and operational fees a Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

The derivatives are not accounted for as hedging instruments under GAAP. The effect of derivative instruments on the Statements of Assets and Liabilities at February 28, 2025, were as follows:

Fund	Derivative	Risk Type	Location of derivatives on Statements of Assets and Liabilities	Fair value of asset/liability derivatives
Easterly Hedged Equity Fund
	Put options purchased	Equity	Investments, at value	$7,748,400
	Call options written	Equity	Options written	(310,850)
	Put options written	Equity	Options written	(2,118,600)
	Swap Contracts	Equity	Unrealized appreciation on swaps	5,982,775
			Total	$11,301,725

The effect of derivative instruments on the Statements of Operations for the six months ended February 28, 2025, were as follows:

Fund	Derivative	Location of gain (loss) on derivatives	Risk Type	Realized and unrealized gain (loss) on derivatives
Global Real Estate
	Forward Currency Contracts
		Net realized loss on Investments and foreign currency translations
			Foreign Exchange	$(304)
		Net change in unrealized depreciation on investments and foreign currency transactions
			Foreign Exchange	(2,701)
			Total	$(3,005)
Hedged Equity
	Options
		Net realized loss on options purchased
			Equity	$(18,777,993)
		Net realized gain on options written
			Equity	9,192,478
			Total	$(9,585,515)
		Net change in unrealized appreciation on options purchased
			Equity	$5,394,966
		Net change in unrealized depreciation on options written
			Equity	(205,182)
			Total	$5,189,784
	Swaps
		Net realized gain on swaps
			Equity	$3,711,955
		Net change in unrealized depreciation on swaps
			Equity	$(1,451,046)
			Total	$2,260,909

The average notional value of the derivative instruments for the Funds during the six months ended February 28, 2025 was as follows:

Hedged Equity

Options Purchased	Options Written	Total Return Swaps
$412,156,085	$578,422,085	$80,054,782

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

During the six months ended February 28, 2025, the Funds were not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at February 28, 2025 for the Funds.

Easterly Hedged Equity Fund

Description	Counterparty	Gross Amounts of Recognized Assets		Gross Amount of Recognized Liabilities		Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets & Liabilities
Unrealized appreciation on total return swaps	Goldman Sachs	$5,982,775	(1)	$-		$5,982,775	$-		$-	$-
Options Purchased	Pershing	7,748,400	(1)	-		7,748,400	-		-	-
Options Writen	Pershing	-		(2,429,450	)(1)	(2,429,450)	2,429,450	(2)	-	-
		$13,731,175		$(2,429,450)		$11,301,725	$2,429,450		$-	$-

(1)	Value as presented in the Portfolio of Investments.
(2)	The amount is limited to the derivative liability balance and does not include excess collateral pledged to the counterparty. Total collateral amounts are presented in the Statements of Assets and Liabilities.

4.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at February 28, 2025, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Real Estate Fund	$303,466,094	$3,793,628	$(49,970,358)	$(46,176,730)
Hedged Equity Fund	132,134,796	48,203,287	(1,180,508)	47,022,779
High Income Muni	298,520,283	3,480,133	(72,212,674)	(68,732,541)
Short Term Muni	65,576,272	412,329	(55,676)	356,653

5.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of dividends paid during the periods ended August 31, 2024 and August 31, 2023 (for the period ended December 31, 2023 and December 31, 2022 for the Global Real Estate Fund) was as follows:

For fiscal year ended 8/31/2024	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Return of Capital
Global Real Estate	$11,832,568	$-	$-	$-
Hedged Equity	312,459	-	-	-
High Income Muni	3,145,445	15,295,601	-	-
Short Term Muni	119,724	1,981,868	-	-

For fiscal year ended 8/31/2023	Ordinary Income	Tax Exempt Income	Long-Term Capital Gains	Return of Capital
Global Real Estate	$35,573,869	$-	$1,374,452	$-
Hedged Equity	-	-	1,996,748	-
High Income Muni	1,978,091	14,987,968	-
Short Term Muni	72,132	1,617,673	-

As of the Hedged Equity Fund’s tax year-ended August 31, 2024 (for the Global Real Estate Fund in which its December 31, 2023 components of distributable earnings have been adjusted for August 31, 2024 activity), the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
Global Real Estate	$834,758	$-	$-	$(315,781,349)	$-	$(48,194,936)	$(363,141,527)
Hedged Equity	187,426	-	(14,785,156)	-	(240,070)	47,712,133	32,874,333
High Income Muni	1,891,162	-	-	(31,526,544)	(60,087)	(55,369,415)	(85,064,884)
Short Term Income	69,736	-	-	(627,464)	(1,290)	381,343	(177,675)

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from security transactions are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on 1256 option contracts, and adjustments for partnerships, passive foreign investment companies, swaps and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $ (1,664) for the Global Real Estate Fund. In addition, the amount listed under other book/tax differences for the Hedged Equity Fund are primarily attributable to the tax deferral of losses on straddles, and for High Income Muni and Short Term Income are primarily Attributable to the adjustments for accrued dividends payable.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Hedged Equity Fund incurred and elected to defer such late year losses of $440,013.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Hedged Equity Fund incurred and elected to defer such capital losses of $14,345,143.

Late year loss within the fiscal year are deemed to arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of a Fund’s taxable year subsequent to October 31 and December 31, for High Income Muni and Short Term Income, respectively. For the taxable period ended August 31, 2024, the Funds did not defer any qualified late year losses.

Capital loss carry forwards, as of each Fund’s most recent tax year-ended August 31, 2024 (for the tax year ended December 31, 2023 for the Global Real Estate Fund), available to offset future capital gains, utilized capital gains, if any, are as follows:

	Short-Term	Long-Term	Capital Loss Carry Forward Utilized	Total
Global Real Estate	$8,621,649	$59,792,839	$-	$68,414,488
Hedged Equity	-	-	-	-
High Income Muni	8,789,601	22,736,943	-	31,526,544
Short Term Muni	34,973	192,491	-	227,464

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of net operating losses and distributions in excess, resulted in reclassifications for the Funds for the fiscal year ended August 31, 2024 as follows:

	In Capital	Accumulated Earnings (Losses)
Global Real Estate	$(85,147)	$85,147
Hedged Equity	-	-
High Income Muni	-	-
Short Term Muni	-	-

6.	UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

Each underlying fund, including each exchange-traded fund (“ETF”), is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

The performance of the Hedged Equity Fund will be directly affected by the performance of the SPDR S&P 500 ETF Trust. The Trust seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500 Index. The financial statements of the SPDR S&P 500 ETF Trust, including the schedule of investments, can be found on the Securities and Exchange Commission’s (“SEC”) website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 28, 2025, the percentage of net assets invested in the SPDR S&P 500 ETF Trust was 82.0%.

EASTERLY FUNDS

NOTES TO FINANCIAL STATEMENTS

Six Months Ended February 28, 2025 (Unaudited)(Continued)

7.	BENEFICIAL OWNERSHIP (Unaudited)

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the Fund under Section 2(a)(9) of the 1940 Act. As of February 28, 2025, the below entities held more than 25% of the voting securities for each of the Funds listed.

	Raymond James Financial, Inc.	LPL Financial, LLC	Charles Schwab	National Financial
Global Real Estate	28.76%
Hedged Equity		25.61%
High Income Muni			52.29%	30.10%
Short Term Muni			53.09%	38.97%

8.	LINE OF CREDIT

The High Income Muni entered into a $20,000,000 line of credit provided by Cogent Bank (the “Bank”) under an agreement (the “Line of Credit”) effective December 31, 2024. The Line of Credit has an interest rate of the Prime Rate which is dependent upon the effective borrowing date (“Borrowing Date”). The Fund pays the Lender a Commitment Fee of 1.00% based upon the Committed Loan Limit. For the six months ended February 28, 2025, the Fund incurred $200,000 in commitment fees, which are included in the Interest expenses in the Statement of Operations. Any advance under the Line of Credit is contemplated primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable Monthly. The interest rate during the period was 7.50% and borrowing information is below.

The High Income Muni Fund and the Short Term Muni Fund had established an unsecured line of credit (“LOC”) in the amount of $30,000,000 and $10,000,000, respectively, or 15% of gross market value of the Fund, or 33.33% of the market value of the Fund’s unencumbered assets, whichever is less. The LOC was closed on October 4, 2024, during the Funds conversion. This LOC is intended to provide short-term financing, if necessary, subject to certain restrictions and covenants in connection with shareholder redemptions and other short-term liquidity needs of the Fund. The interest rate during the period was 8.00% and borrowing information is below.

For the six months ended, February 28, 2025, the Lines of Credit activity for the Funds was as follows:

Fund	Loan Type	LOC Agent	Average Borrowings	Amount Outstanding as of February 28, 2025	Interest Expense	Maximum Borrowing
High Income Muni	Unsecured	U.S. Bank N.A.	764,333	-	1,528	1,152,000
High Income Muni	Secured	Cogent Bank	14,735,000	-	61,396	20,000,000
Short Term Muni	Unsecured	U.S. Bank N.A.	-	-	-	-

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited)

February 28, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations within the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

On January 29, 2024, the Board of Trustees (the “Board”) of James Alpha Funds Trust dba Easterly Funds Trust (the “Trust”), a Delaware statutory trust, met to consider, among other things, the approval of investment advisory agreements between the Trust, on behalf of each of the Easterly RocMuni High Income Municipal Bond Fund (the “High Income Muni Fund”) and the Easterly RocMuni Short Term Municipal Bond Fund (the “Short Term Muni Fund”) (each a “Fund” and, collectively, the “Funds”), and Easterly Investment Partners, LLC (“EIP”) (each an “Investment Management Agreement” and collectively, the “Investment Management Agreements”).

In the course of consideration of the approval of the Investment Management Agreements, the Independent Trustees received materials discussing the legal standards applicable to their consideration of the Investment Management Agreements. Prior to voting, the Independent Trustees met with and asked questions of representatives of EIP.

In considering the approval of the Investment Management Agreements and reaching their conclusion with respect to the Investment Management Agreements, the Board took note of relevant judicial precedent that set forth factors to be considered by a board when evaluating investment advisory agreements. These include, but are not limited to, the following: (i) the nature, extent, and quality of the services to be provided to the Funds; (ii) information comparing the investment performance, advisory fees and operating expense ratio of each Fund to other funds; (iii) information about profits to be realized by EIP and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as each Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of each Fund’s investors.

As part of the contract approval process, the Board reviewed and considered information provided in response to a detailed request for information submitted to management by the Independent Trustees and received a presentation from EIP. The Independent Trustees discussed the materials provided to them in connection with the approval of the Investment Management Agreements, including comparative performance and expenses. The Board, including the Independent Trustees, considered a variety of factors, including those described below. The Board also considered other factors and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Independent Trustees also had an opportunity to discuss the materials presented and any issues raised by EIP’s presentation. After evaluating the factors discussed below, among others, the Board approved the Investment Management Agreements and determined that the compensation payable thereunder by each Fund to EIP is fair and reasonable.

Nature, Extent and Quality of Services. In considering the approval of the Investment Management Agreements with EIP, the Board considered the nature, extent and quality of services that EIP proposed to provide to the Funds, including EIP’s personnel and resources. The Board reviewed the services EIP proposed to provide in serving as investment adviser, including the backgrounds of the existing portfolio managers of the Existing Funds that were proposed to serve as portfolio managers to the Funds following the reorganization. The Board noted that each Investment Management Agreement is substantively similar to the form of investment management agreement for the other series of the Trust. The Board also noted that there were no anticipated changes to material practices, policies, or systems used for the other series of the Trust advised by EIP. The Board concluded that the services EIP proposed to provide to the Funds are satisfactory.

EASTERLY FUNDS

ADDITIONAL INFORMATION (Unaudited) (Continued)

February 28, 2025

Performance. The Board noted that each Fund would continue the historical performance of the corresponding Existing Fund following the closing of the reorganization. The Board noted that management anticipated that each Fund will be managed pursuant to substantially similar investment strategies and by the same portfolio management team as the corresponding Existing Fund. The Board reviewed performance information that EIP provided for each corresponding Existing Fund compared to its respective benchmark index and peer group for the one-, three-, and five-year periods, as applicable, and since inception period ended December 31, 2023.

High Income Muni Fund: The Board noted that the Existing Fund underperformed its primary benchmark and peer group. The Board further noted management’s explanations that the Existing Fund’s performance included time periods prior to which the current portfolio management team managed the Fund and therefore did not reflect the current portfolio management team’s full ability, and considered the track record of the current portfolio management team’s ability to improve performance.

Short Term Muni Fund: The Board noted that the Existing Fund outperformed its benchmark and peer group for the one-year period and since inception period.

Advisory Fees and Fund Expenses. The Board reviewed each Fund’s proposed contractual advisory fee and estimated net and gross expense ratio. The Board noted that EIP has contractually agreed to waive fees and/or limit expenses of the Funds for an initial term of three years from the closing date of the reorganization in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Funds. The Board noted that each Fund’s proposed contractual advisory fee was equal to that of its corresponding Existing Fund. The Board discussed the level of work involved in EIP’s proposed management of the Funds and the other services that the EIP would provide to the Funds. The Board also discussed EIP’s plan to stimulate asset growth of the Funds which EIP anticipates would reduce expenses.

In light of the nature, quality and extent of services EIP proposes to provide, the Board concluded that each Fund’s proposed advisory fee was fair and reasonable.

Economies of Scale. The Board considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect a reasonable sharing of economies of scale for the benefit of Fund investors. The Board noted that the Funds may benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements.

Profitability. The Board noted that the Funds had not yet commenced operations and that it would evaluate the financial results from EIP’s relationships with the Funds at the first renewal of the Investment Management Agreements.

Fallout Benefits. Because of its relationship with the Funds, EIP and its affiliates may derive ancillary benefits from Fund operations, including those derived from the allocation of Fund brokerage and the use of commission dollars to pay for research and other similar services (as applicable). The Board reviewed information provided by the EIP as to any such benefits.

Conclusion. Based on all of the information considered and the conclusions reached, the Board determined that the compensation to be paid under the Investment Management Agreements for each Fund are fair and reasonable, and that the Investment Management Agreements be approved for an initial two-year term.

Privacy Notice

JAMES ALPHA FUNDS TRUST

March 2021

FACTS	WHAT DOES JAMES ALPHA FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
	●	Social Security number and wire transfer instructions
	●	account transactions and transaction history
	●	investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons James Alpha Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does James Alpha Funds Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	YES	YES
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call (888) 814-8180

What we do:
How does James Alpha Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does James Alpha Funds Trust collect my personal information?	We collect your personal information, for example, when you
	●	open an account or deposit money
	●	direct us to buy securities or direct us to sell your securities
	●	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:
	●	sharing for affiliates’ everyday business purposes – information about your creditworthiness.
	●	affiliates from using your information to market to you.
	●	sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	●	James Alpha Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	●	James Alpha Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	●	James Alpha Funds Trust doesn’t jointly market.

How to Obtain Proxy Voting Information

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Portfolios use to determine how to vote proxies is available without charge, upon request, by calling 1-833- 999-2636 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Refer to the Statement of Operations within the financial statements included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4)	Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

James Alpha Funds Trust

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer

Date:	5/6/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Darrell Crate
Darrell Crate
Principal Executive Officer

Date:	5/6/2025

By	/s/ Michael Montague
Michael Montague
Principal Financial Officer

Date:	5/6/2025